UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

Investor Class (AEDVX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.94%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082835

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

I Class (AEHDX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.84%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082769

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

Y Class (AEYDX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.74%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082751

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

A Class (AEDQX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.19%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082819

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

C Class (AEDHX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.94%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082793

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R Class (AEDWX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$72	1.44%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082785

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R5 Class (AEDJX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$37	0.74%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082827

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R6 Class (AEXDX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$35	0.69%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082777

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

G Class (AEDGX)	April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$581,009,416
Management Fees (dollars paid during the reporting period)	$523,902
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	153

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	79.4%
Corporate Bonds	15.3%
U.S. Treasury Securities	1.9%
Convertible Preferred Securities	0.1%
Short-Term Investments	7.4%
Other Assets and Liabilities	(4.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082660

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

Investor Class (AGBVX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.85%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082876

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

I Class (AGBHX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.75%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082744

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

Y Class (AGBWX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.65%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082736

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

A Class (AGBAX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.10%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082702

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

C Class (AGBTX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.85%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082801

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

R Class (AGBRX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.35%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082884

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

R5 Class (AGBNX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.65%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082868

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

R6 Class (AGBDX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.60%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082850

SEMIANNUAL SHAREHOLDER REPORT

Global Bond Fund

G Class (AGBGX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Fund Statistics
Net Assets	$2,890,063,939
Management Fees (dollars paid during the reporting period)	$2,512,400
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	688

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	29.1%
U.S. Government Agency Mortgage-Backed Securities	21.9%
Sovereign Governments and Agencies	21.2%
Collateralized Mortgage Obligations	9.3%
Convertible Preferred Securities	8.7%
Preferred Securities	2.6%
Collateralized Loan Obligations	2.5%
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.0%
Municipal Securities	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	6.9%
Other Assets and Liabilities	(8.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082678

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2025

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 79.4%
Angola — 1.0%
Angola Government International Bonds, 8.25%, 5/9/28(1)		$2,700,000	$2,291,558
Angola Government International Bonds, 8.00%, 11/26/29(1)		1,800,000	1,440,877
Angola Government International Bonds, 9.375%, 5/8/48(1)		1,480,000	1,040,839
Angola Government International Bonds, 9.125%, 11/26/49(1)		1,200,000	822,453
			5,595,727
Argentina — 2.4%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		12,150,000	8,133,013
Provincia de Buenos Aires/Government Bonds, VRN, 6.625%, 9/1/37(1)		8,468,100	5,705,383
			13,838,396
Bahrain — 2.0%
Bahrain Government International Bonds, 5.625%, 9/30/31(1)		9,300,000	8,782,422
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		1,000,000	1,023,078
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,935,008
			11,740,508
Brazil — 0.3%
Brazil Government International Bonds, 6.625%, 3/15/35		1,000,000	998,663
Brazil Government International Bonds, 7.125%, 5/13/54		1,000,000	951,019
			1,949,682
Chile — 2.7%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	6,256,321
Chile Government International Bonds, 4.34%, 3/7/42		$10,700,000	9,193,440
			15,449,761
Colombia — 4.1%
Colombia Government International Bonds, 8.50%, 4/25/35		1,630,000	1,658,067
Colombia Government International Bonds, 7.75%, 11/7/36		8,905,000	8,495,886
Colombia Government International Bonds, 6.125%, 1/18/41		800,000	629,917
Colombia TES, 6.00%, 4/28/28	COP	61,000,000,000	12,974,348
			23,758,218
Costa Rica — 0.7%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		$3,850,000	3,929,187
Czech Republic — 1.5%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	122,000,000	4,816,748
Czech Republic Government Bonds, 1.50%, 4/24/40	CZK	118,000,000	3,708,715
			8,525,463
Dominican Republic — 3.8%
Dominican Republic International Bonds, 4.50%, 1/30/30		$21,830,000	20,370,664
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		2,050,000	1,691,865
			22,062,529
Ecuador — 1.4%
Ecuador Government International Bonds, VRN, 5.50%, 7/31/35		13,236,510	7,987,743
Egypt — 1.6%
Egypt Government International Bonds, 7.30%, 9/30/33(1)		2,000,000	1,621,532
Egypt Government International Bonds, 8.50%, 1/31/47(1)		10,625,000	7,745,732
			9,367,264
El Salvador — 0.9%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		5,200,000	5,370,372
Ghana — 0.3%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(2)		160,800	152,358
2

		Principal Amount/Shares	Value
Ghana Government International Bonds, 0.00%, 1/3/30(1)(2)		$374,586	$284,779
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,621,400	1,384,290
			1,821,427
Guatemala — 1.2%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,858,356
Guatemala Government Bonds, 7.05%, 10/4/32		2,820,000	2,965,554
Guatemala Government Bonds, 6.125%, 6/1/50		2,100,000	1,870,313
			6,694,223
Honduras — 0.4%
Honduras Government International Bonds, 5.625%, 6/24/30(1)		1,600,000	1,463,200
Honduras Government International Bonds, 8.625%, 11/27/34(1)		1,000,000	992,750
			2,455,950
Hungary — 2.6%
Hungary Government Bonds, 3.00%, 8/21/30	HUF	3,648,500,000	8,736,431
Hungary Government International Bonds, 2.125%, 9/22/31(1)		$7,900,000	6,430,146
			15,166,577
India — 2.2%
India Government Bonds, 7.26%, 1/14/29	INR	684,000,000	8,437,427
India Government Bonds, 7.54%, 5/23/36	INR	340,000,000	4,368,605
			12,806,032
Indonesia — 3.0%
Indonesia Government International Bonds, 5.45%, 9/20/52		$2,390,000	2,299,331
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	152,585,000,000	9,104,818
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	96,426,000,000	5,767,072
			17,171,221
Iraq — 0.1%
Iraq International Bonds, 5.80%, 1/15/28		$300,000	291,279
Ivory Coast — 0.5%
Ivory Coast Government International Bonds, 8.08%, 4/1/36(1)		1,500,000	1,386,894
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	1,751,580
			3,138,474
Jamaica — 0.3%
Jamaica Government International Bonds, 6.75%, 4/28/28		400,000	410,512
Jamaica Government International Bonds, 8.00%, 3/15/39		1,000,000	1,137,669
			1,548,181
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 7/7/30(1)		1,400,000	1,294,104
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,910,000	1,606,095
			2,900,199
Kazakhstan — 0.8%
Kazakhstan Government International Bonds, 4.71%, 4/9/35(1)		4,800,000	4,643,501
Kenya — 0.5%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,326,578
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		2,000,000	1,759,452
			3,086,030
Lebanon — 0.4%
Lebanon Government International Bonds, 6.65%, 11/3/28(3)(4)		13,500,000	2,336,168
Mexico — 6.1%
Mexico Bonos, 7.75%, 11/23/34	MXN	80,100,000	3,695,082
Mexico Bonos, 7.75%, 11/13/42	MXN	116,700,000	4,898,337
Mexico Bonos, 8.50%, 3/1/29	MXN	407,100,000	20,633,071
Mexico Government International Bonds, 6.00%, 5/7/36		$5,200,000	4,965,834
Mexico Government International Bonds, 7.375%, 5/13/55		1,500,000	1,490,820
			35,683,144
3

		Principal Amount/Shares	Value
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		$1,500,000	$1,240,324
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	82,689
			1,323,013
Nigeria — 1.7%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		11,900,000	9,733,367
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		250,000	177,938
			9,911,305
Oman — 1.4%
Oman Government International Bonds, 6.75%, 1/17/48(1)		8,100,000	8,209,378
Pakistan — 1.3%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		8,815,000	7,761,508
Panama — 2.9%
Panama Government International Bonds, 3.16%, 1/23/30		6,030,000	5,293,353
Panama Government International Bonds, 6.875%, 1/31/36		7,549,000	7,312,489
Panama Government International Bonds, 6.85%, 3/28/54		5,070,000	4,378,656
			16,984,498
Paraguay — 1.0%
Paraguay Government International Bonds, 4.95%, 4/28/31		2,700,000	2,665,598
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		3,050,000	3,024,838
			5,690,436
Peru — 2.7%
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	30,600,000	8,694,405
Peru Government International Bonds, 8.75%, 11/21/33		$2,500,000	3,037,187
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,665,741
Peru Government International Bonds, 5.625%, 11/18/50		1,600,000	1,503,250
			15,900,583
Philippines — 2.0%
Philippines Government International Bonds, 5.50%, 2/4/35		3,200,000	3,302,023
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	5,098,010
ROP Sukuk Trust, 5.05%, 6/6/29		2,900,000	2,950,775
			11,350,808
Poland — 4.8%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,861,636
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	46,300,000	11,797,675
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	40,600,000	8,823,098
Republic of Poland Government International Bonds, 5.375%, 2/12/35		$2,300,000	2,327,638
			27,810,047
Qatar — 0.3%
Qatar Government International Bonds, 5.10%, 4/23/48(1)		1,800,000	1,706,967
Romania — 2.1%
Romania Government International Bonds, 6.00%, 5/25/34(1)		9,060,000	8,375,594
Romania Government International Bonds, 7.50%, 2/10/37(1)		1,740,000	1,733,040
Romania Government International Bonds, 7.625%, 1/17/53(1)		2,426,000	2,344,331
			12,452,965
Saudi Arabia — 1.5%
Saudi Government International Bonds, 5.625%, 1/13/35(1)		1,800,000	1,863,536
Saudi Government International Bonds, 5.75%, 1/16/54(1)		7,030,000	6,650,240
			8,513,776
Senegal — 0.4%
Senegal Government International Bonds, 6.25%, 5/23/33(1)		3,400,000	2,371,951
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,960,000	3,060,300
South Africa — 1.3%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	128,522,000	5,744,359
4

		Principal Amount/Shares	Value
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		$2,000,000	$1,907,171
			7,651,530
Sri Lanka — 1.5%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,864,090	1,722,047
Sri Lanka Government International Bonds, VRN, 3.10%, 1/15/30(1)		5,574,979	4,583,941
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		3,677,739	2,574,417
Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	339
			8,880,744
Thailand — 2.7%
Thailand Government Bonds, 2.40%, 3/17/29	THB	509,000,000	15,695,204
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		$1,825,000	1,750,084
Turkey — 4.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	193,000,000	4,297,297
Turkiye Government International Bonds, 5.95%, 1/15/31		$11,800,000	11,047,614
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	8,612,714
			23,957,625
Ukraine — 0.7%
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30		119,078	59,450
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30(1)		19,414	9,578
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34		444,976	171,705
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34(1)		72,550	27,926
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34		326,988	166,600
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34(1)		53,313	26,841
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		2,761,310	1,400,937
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35		1,876,036	952,065
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35		762,972	380,990
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35(1)		124,397	61,578
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36		313,363	161,358
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36(1)		51,091	25,737
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36		1,089,960	529,314
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36(1)		177,710	86,300
			4,060,379
United Arab Emirates — 1.6%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)		10,000,000	9,369,110
Uruguay — 2.1%
Oriental Republic of Uruguay, 5.25%, 9/10/60		4,700,000	4,260,150
Uruguay Government International Bonds, 5.75%, 10/28/34		7,300,000	7,637,625
			11,897,775
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.90%, 2/28/32(1)		2,900,000	2,904,640
Venezuela — 0.1%
Venezuela Government International Bonds, 11.95%, 8/5/31(3)(4)		3,700,000	619,750
Zambia — 0.4%
Zambia Government International Bonds, VRN, 5.75%, 6/30/33(1)		2,398,230	2,086,820
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $455,157,235)			461,238,452
CORPORATE BONDS — 15.3%
Brazil — 2.4%
3R Lux SARL, 9.75%, 2/5/31(1)(5)		6,387,000	6,273,215
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)		3,000,000	2,679,000
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)		3,144,000	3,107,844
Trident Energy Finance PLC, 12.50%, 11/30/29(1)		1,350,000	1,280,043
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		439,093	451,168
			13,791,270
5

	Principal Amount/Shares	Value
Cayman Islands — 0.5%
DP World Crescent Ltd., 5.50%, 5/8/35(1)(6)	$3,000,000	$2,969,820
Chile — 1.1%
AES Andes SA, 6.25%, 3/14/32(1)(5)	765,000	765,807
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29(1)	3,500,000	3,226,181
Latam Airlines Group SA, 7.875%, 4/15/30(1)(5)	2,708,000	2,653,840
		6,645,828
Colombia — 0.7%
Geopark Ltd., 8.75%, 1/31/30(1)	2,340,000	2,025,441
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	2,450,000	1,907,639
		3,933,080
Luxembourg — 0.1%
Chile Electricity Lux MPC II SARL, 5.67%, 10/20/35(1)	325,000	325,859
Malaysia — 1.3%
Petronas Capital Ltd., 5.34%, 4/3/35(1)	4,000,000	4,065,778
Petronas Capital Ltd., 4.55%, 4/21/50(5)	4,175,000	3,524,535
		7,590,313
Mexico — 2.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,283,793	2,269,519
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	3,000,000	2,812,500
Petroleos Mexicanos, 5.35%, 2/12/28	5,200,000	4,809,681
Petroleos Mexicanos, 6.50%, 6/2/41	5,350,000	3,688,080
		13,579,780
Morocco — 0.7%
OCP SA, 6.75%, 5/2/34(1)	3,800,000	3,845,600
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	3,986,651	3,087,262
Qatar — 0.1%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	360,087
Saudi Arabia — 2.7%
Gaci First Investment Co., 5.25%, 1/29/30	10,000,000	10,234,460
Saudi Arabian Oil Co., 4.25%, 4/16/39	6,180,000	5,329,289
		15,563,749
South Africa — 1.7%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	10,300,000	10,190,717
United Arab Emirates — 1.0%
Abu Dhabi Developmental Holding Co. PJSC, 4.50%, 5/6/30(1)(6)	3,000,000	2,985,675
Abu Dhabi Developmental Holding Co. PJSC, 5.00%, 5/6/35(1)(6)	3,000,000	2,985,000
		5,970,675
Venezuela — 0.2%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(3)(4)	8,600,000	1,019,100
TOTAL CORPORATE BONDS (Cost $90,634,541)		88,873,140
U.S. TREASURY SECURITIES — 1.9%
U.S. Treasury Notes, 5.00%, 8/31/25(7)	2,200,000	2,204,393
U.S. Treasury Notes, 1.875%, 2/15/32(7)	8,881,000	7,799,148
U.S. Treasury Notes, 3.375%, 5/15/33(7)	1,105,000	1,055,404
TOTAL U.S. TREASURY SECURITIES (Cost $11,654,670)		11,058,945
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	404,916
SHORT-TERM INVESTMENTS — 7.3%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,225	33,225
6

	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(8)	4,886,258	$4,886,258
		4,919,483
Repurchase Agreements — 6.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $4,286,639), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $4,201,805)		4,201,301
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/30/27, valued at $34,279,298), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $33,611,070)		33,607,000
		37,808,301
TOTAL SHORT-TERM INVESTMENTS (Cost $42,727,784)		42,727,784
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $600,574,230)		604,303,237
OTHER ASSETS AND LIABILITIES — (4.0)%		(23,293,821)
TOTAL NET ASSETS — 100.0%		$581,009,416

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	66,883,632	USD	11,641,243	Bank of America N.A.	6/18/25	$19,655
BRL	83,669,916	USD	14,303,464	Bank of America N.A.	6/18/25	284,056
BRL	112,417,344	USD	19,006,101	Bank of America N.A.	6/18/25	593,421
BRL	112,156,504	USD	18,861,286	Bank of America N.A.	6/18/25	692,760
BRL	67,246,216	USD	11,323,266	Bank of America N.A.	6/18/25	400,847
BRL	111,690,340	USD	18,753,331	Citibank N.A.	6/18/25	719,440
BRL	34,225,719	USD	5,781,108	Citibank N.A.	6/18/25	186,012
BRL	34,634,131	USD	5,822,702	Citibank N.A.	6/18/25	215,622
BRL	61,879,666	USD	10,603,677	Citibank N.A.	6/18/25	184,799
BRL	37,967,241	USD	6,502,877	Citibank N.A.	6/18/25	116,562
BRL	50,989,575	USD	8,709,467	Citibank N.A.	6/18/25	180,365
BRL	33,575,509	USD	5,771,507	Citibank N.A.	6/18/25	82,251
BRL	31,929,180	USD	5,555,220	Citibank N.A.	6/18/25	11,507
BRL	112,925,971	USD	18,909,333	Citibank N.A.	6/18/25	778,866
BRL	50,518,272	USD	8,474,457	Citibank N.A.	6/18/25	333,205
BRL	50,272,490	USD	8,444,999	Citibank N.A.	6/18/25	319,811
BRL	112,314,369	USD	18,420,436	Citibank N.A.	6/18/25	1,161,133
BRL	50,584,218	USD	8,446,117	Citibank N.A.	6/18/25	373,042
BRL	112,296,964	USD	18,665,050	Citibank N.A.	6/18/25	913,484
BRL	32,694,016	USD	5,704,766	Citibank N.A.	6/18/25	(4,693)
BRL	50,584,218	USD	8,450,294	Goldman Sachs & Co.	6/18/25	368,866
BRL	43,346,098	USD	7,297,581	Goldman Sachs & Co.	6/18/25	259,641
BRL	118,873,399	USD	19,935,167	Goldman Sachs & Co.	6/18/25	789,943
BRL	32,855,971	USD	5,707,660	Goldman Sachs & Co.	6/18/25	20,650
BRL	112,131,444	USD	18,946,883	Morgan Stanley	6/18/25	602,793
USD	11,622,902	BRL	66,883,632	Bank of America N.A.	6/18/25	(37,996)
USD	8,657,780	BRL	50,343,641	Bank of America N.A.	6/18/25	(119,436)
USD	18,399,514	BRL	112,296,964	Bank of America N.A.	6/18/25	(1,179,020)
USD	18,875,237	BRL	112,193,466	Bank of America N.A.	6/18/25	(685,252)
USD	18,823,455	BRL	112,260,372	Bank of America N.A.	6/18/25	(748,700)
USD	17,347,064	BRL	100,332,416	Bank of America N.A.	6/18/25	(145,498)
USD	7,983,229	BRL	46,218,076	Bank of America N.A.	6/18/25	(74,710)
USD	5,708,427	BRL	32,855,971	Bank of America N.A.	6/18/25	(19,882)
USD	5,752,675	BRL	33,270,020	Citibank N.A.	6/18/25	(47,822)
USD	2,883,572	BRL	16,635,010	Citibank N.A.	6/18/25	(16,676)
USD	5,733,242	BRL	33,430,362	Citibank N.A.	6/18/25	(95,210)
USD	5,865,261	BRL	34,199,518	Citibank N.A.	6/18/25	(97,290)
7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,757,708	BRL	33,630,253	Citibank N.A.	6/18/25	$(105,595)
USD	5,758,032	BRL	33,571,918	Citibank N.A.	6/18/25	(95,100)
USD	24,801,180	BRL	144,590,878	Citibank N.A.	6/18/25	(407,671)
USD	8,457,254	BRL	50,292,328	Citibank N.A.	6/18/25	(311,016)
USD	18,439,997	BRL	109,772,749	Citibank N.A.	6/18/25	(698,450)
USD	17,295,528	BRL	102,546,050	Citibank N.A.	6/18/25	(582,972)
USD	7,460,294	BRL	44,580,631	Citibank N.A.	6/18/25	(312,163)
USD	5,723,136	BRL	33,005,900	Morgan Stanley	6/18/25	(31,312)
USD	11,783,130	BRL	68,022,963	UBS AG	6/18/25	(76,406)
USD	27,018,381	BRL	163,218,042	UBS AG	6/18/25	(1,438,042)
USD	19,913,160	BRL	118,881,568	UBS AG	6/18/25	(813,373)
CHF	9,736,197	USD	11,727,984	UBS AG	6/18/25	131,349
USD	11,484,263	CHF	9,736,197	UBS AG	6/18/25	(375,071)
CLP	5,411,002,998	USD	5,908,499	Bank of America N.A.	6/18/25	(195,778)
CLP	5,434,130,877	USD	5,910,712	Bank of America N.A.	6/18/25	(173,574)
CLP	5,516,259,320	USD	5,791,348	Bank of America N.A.	6/18/25	32,497
CLP	5,507,837,838	USD	5,760,855	Bank of America N.A.	6/18/25	54,100
CLP	5,153,679,844	USD	5,536,947	Citibank N.A.	6/18/25	(95,899)
CLP	11,300,057,811	USD	11,329,515	Citibank N.A.	6/18/25	600,634
CLP	5,620,833,737	USD	5,825,604	Citibank N.A.	6/18/25	108,647
CLP	5,420,168,800	USD	5,863,882	Goldman Sachs & Co.	6/18/25	(141,484)
CLP	8,473,468,189	USD	8,599,644	Goldman Sachs & Co.	6/18/25	346,305
CLP	4,939,344,139	USD	5,149,467	Goldman Sachs & Co.	6/18/25	65,295
CLP	5,507,837,839	USD	5,744,467	Goldman Sachs & Co.	6/18/25	70,488
CLP	4,919,758,615	USD	5,277,168	Goldman Sachs & Co.	6/18/25	(83,083)
CLP	5,628,568,933	USD	5,705,513	JPMorgan Chase Bank N.A.	6/18/25	236,904
CLP	4,805,048,169	USD	5,119,269	Morgan Stanley	6/18/25	(46,291)
CLP	5,384,734,111	USD	5,671,305	Morgan Stanley	6/18/25	13,682
CLP	5,511,878,449	USD	5,916,031	UBS AG	6/18/25	(96,810)
CLP	10,977,648,785	USD	11,155,091	UBS AG	6/18/25	434,671
CLP	5,641,459,044	USD	5,744,082	UBS AG	6/18/25	211,945
CLP	5,628,568,933	USD	5,682,852	UBS AG	6/18/25	259,566
CLP	11,015,309,146	USD	11,334,270	UBS AG	6/18/25	295,252
USD	5,491,356	CLP	5,159,348,743	Bank of America N.A.	6/18/25	44,322
USD	5,905,845	CLP	5,434,912,497	Bank of America N.A.	6/18/25	167,882
USD	5,468,693	CLP	5,183,993,263	Bank of America N.A.	6/18/25	(4,359)
USD	6,295,368	CLP	6,083,276,644	Bank of America N.A.	6/18/25	(127,112)
USD	5,861,831	CLP	5,470,436,455	Citibank N.A.	6/18/25	86,363
USD	5,754,792	CLP	5,403,402,631	Goldman Sachs & Co.	6/18/25	50,095
USD	5,772,962	CLP	5,516,094,549	Goldman Sachs & Co.	6/18/25	(50,710)
USD	5,696,706	CLP	5,604,907,325	Goldman Sachs & Co.	6/18/25	(220,731)
USD	5,103,625	CLP	4,933,258,492	Goldman Sachs & Co.	6/18/25	(104,712)
USD	5,879,703	CLP	5,437,184,961	JPMorgan Chase Bank N.A.	6/18/25	139,341
USD	6,224,048	CLP	6,067,886,332	JPMorgan Chase Bank N.A.	6/18/25	(182,184)
USD	5,215,195	CLP	4,915,592,179	JPMorgan Chase Bank N.A.	6/18/25	25,509
USD	19,949,918	CLP	19,775,355,962	Morgan Stanley	6/18/25	(928,111)
USD	5,634,936	CLP	5,628,568,933	Morgan Stanley	6/18/25	(307,481)
USD	5,150,397	CLP	4,960,090,168	Morgan Stanley	6/18/25	(86,267)
USD	11,694,345	CLP	11,025,545,210	Morgan Stanley	6/18/25	54,016
USD	2,880,200	CLP	2,760,729,220	Morgan Stanley	6/18/25	(34,467)
USD	5,809,383	CLP	5,395,321,144	UBS AG	6/18/25	113,218
USD	5,910,892	CLP	5,480,677,318	UBS AG	6/18/25	124,612
USD	5,697,819	CLP	5,657,771,565	UBS AG	6/18/25	(275,430)
USD	5,803,806	CLP	5,691,012,167	UBS AG	6/18/25	(204,537)
8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,567,798	CLP	11,062,449,495	UBS AG	6/18/25	$(111,493)
CNY	9,340,657	USD	1,306,751	Bank of America N.A.	6/18/25	(10,013)
CNY	115,816,616	USD	16,215,137	JPMorgan Chase Bank N.A.	6/18/25	(136,634)
USD	3,404,911	CNY	24,729,872	JPMorgan Chase Bank N.A.	6/18/25	(28,269)
USD	13,903,835	CNY	100,427,401	JPMorgan Chase Bank N.A.	6/18/25	(38,225)
COP	23,975,930,560	USD	5,781,359	Bank of America N.A.	6/18/25	(143,016)
COP	24,352,624,752	USD	5,807,314	Bank of America N.A.	6/18/25	(80,386)
COP	46,938,615,521	USD	10,712,568	Bank of America N.A.	6/18/25	325,835
COP	24,783,060,243	USD	5,725,726	Bank of America N.A.	6/18/25	102,427
COP	24,859,437,464	USD	5,764,748	Bank of America N.A.	6/18/25	81,366
COP	23,704,059,781	USD	5,593,218	Citibank N.A.	6/18/25	(18,811)
COP	74,466,923,316	USD	17,350,169	Citibank N.A.	6/18/25	161,978
COP	46,216,574,997	USD	10,758,574	Citibank N.A.	6/18/25	110,029
COP	46,590,109,601	USD	10,538,674	Goldman Sachs & Co.	6/18/25	417,772
COP	24,473,339,728	USD	5,697,848	Goldman Sachs & Co.	6/18/25	57,469
COP	25,702,831,356	USD	6,090,300	JPMorgan Chase Bank N.A.	6/18/25	(45,848)
COP	24,464,235,082	USD	5,801,722	JPMorgan Chase Bank N.A.	6/18/25	(48,546)
COP	36,743,129,878	USD	8,792,747	JPMorgan Chase Bank N.A.	6/18/25	(151,983)
COP	49,264,936,570	USD	11,262,925	JPMorgan Chase Bank N.A.	6/18/25	322,551
COP	46,600,708,646	USD	10,469,199	JPMorgan Chase Bank N.A.	6/18/25	489,739
COP	45,975,127,767	USD	10,556,352	JPMorgan Chase Bank N.A.	6/18/25	255,471
COP	49,828,994,227	USD	11,412,962	UBS AG	6/18/25	305,162
USD	5,744,012	COP	24,043,630,906	Bank of America N.A.	6/18/25	89,749
USD	5,692,757	COP	24,087,992,179	Bank of America N.A.	6/18/25	28,062
USD	6,466,811	COP	28,273,221,449	Bank of America N.A.	6/18/25	(182,111)
USD	11,474,843	COP	50,213,912,601	Bank of America N.A.	6/18/25	(333,801)
USD	5,835,857	COP	24,825,095,020	Bank of America N.A.	6/18/25	(2,180)
USD	4,388,710	COP	18,594,042,861	Bank of America N.A.	6/18/25	16,009
USD	11,491,617	COP	48,093,796,091	Citibank N.A.	6/18/25	181,554
USD	10,536,452	COP	46,130,270,437	Citibank N.A.	6/18/25	(311,856)
USD	11,439,766	COP	48,189,443,293	Goldman Sachs & Co.	6/18/25	107,210
USD	5,824,443	COP	24,314,253,548	JPMorgan Chase Bank N.A.	6/18/25	106,538
USD	11,214,331	COP	49,480,880,231	JPMorgan Chase Bank N.A.	6/18/25	(421,928)
USD	10,554,615	COP	46,845,077,359	JPMorgan Chase Bank N.A.	6/18/25	(461,791)
USD	10,462,587	COP	46,590,109,601	JPMorgan Chase Bank N.A.	6/18/25	(493,859)
USD	10,587,372	COP	46,106,735,170	JPMorgan Chase Bank N.A.	6/18/25	(255,400)
USD	10,749,267	COP	46,326,654,828	JPMorgan Chase Bank N.A.	6/18/25	(145,223)
USD	11,195,315	COP	48,744,960,369	JPMorgan Chase Bank N.A.	6/18/25	(267,881)
USD	11,562,295	COP	48,191,645,416	Morgan Stanley	6/18/25	229,221
CZK	121,910,307	USD	5,288,833	Bank of America N.A.	6/18/25	251,427
CZK	133,693,521	USD	5,832,906	Citibank N.A.	6/18/25	242,848
CZK	133,126,645	USD	5,934,099	Citibank N.A.	6/18/25	115,892
CZK	132,235,634	USD	5,838,416	Citibank N.A.	6/18/25	171,083
CZK	66,579,619	USD	2,949,736	Citibank N.A.	6/18/25	76,000
CZK	266,941,090	USD	11,679,390	Citibank N.A.	6/18/25	451,850
CZK	262,689,174	USD	11,413,482	Citibank N.A.	6/18/25	524,527
CZK	124,845,652	USD	5,649,559	Citibank N.A.	6/18/25	24,099
CZK	335,212,250	USD	14,705,335	Goldman Sachs & Co.	6/18/25	528,514
CZK	261,752,175	USD	11,469,829	Goldman Sachs & Co.	6/18/25	425,598
CZK	126,476,692	USD	5,811,389	Goldman Sachs & Co.	6/18/25	(63,608)
CZK	126,573,366	USD	5,822,388	Goldman Sachs & Co.	6/18/25	(70,213)
CZK	257,665,349	USD	11,742,311	Goldman Sachs & Co.	6/18/25	(32,611)
CZK	169,062,679	USD	7,402,164	Morgan Stanley	6/18/25	280,954
CZK	134,334,970	USD	5,857,592	Morgan Stanley	6/18/25	247,312
9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	124,991,421	USD	5,544,760	Morgan Stanley	6/18/25	$135,523
CZK	136,068,083	USD	5,964,725	UBS AG	6/18/25	218,941
CZK	138,507,708	USD	6,014,512	UBS AG	6/18/25	280,024
CZK	133,115,816	USD	5,931,269	UBS AG	6/18/25	118,231
CZK	125,897,733	USD	5,702,853	UBS AG	6/18/25	18,617
USD	11,848,342	CZK	271,626,791	Bank of America N.A.	6/18/25	(495,842)
USD	5,897,228	CZK	135,100,433	Bank of America N.A.	6/18/25	(242,462)
USD	5,867,312	CZK	135,181,291	Bank of America N.A.	6/18/25	(276,053)
USD	5,905,168	CZK	135,660,848	Citibank N.A.	6/18/25	(259,991)
USD	11,742,877	CZK	266,253,290	Citibank N.A.	6/18/25	(357,106)
USD	11,491,919	CZK	264,793,004	Citibank N.A.	6/18/25	(541,700)
USD	5,666,731	CZK	125,056,829	Citibank N.A.	6/18/25	(16,524)
USD	1,138,659	CZK	25,039,692	Citibank N.A.	6/18/25	721
USD	5,844,908	CZK	134,657,328	Goldman Sachs & Co.	6/18/25	(274,646)
USD	14,364,482	CZK	331,316,749	Goldman Sachs & Co.	6/18/25	(692,334)
USD	14,502,325	CZK	334,292,306	Goldman Sachs & Co.	6/18/25	(689,716)
USD	11,427,930	CZK	261,752,175	Goldman Sachs & Co.	6/18/25	(467,497)
USD	5,697,030	CZK	125,719,805	Goldman Sachs & Co.	6/18/25	(16,354)
USD	6,459,302	CZK	143,542,305	Goldman Sachs & Co.	6/18/25	(64,033)
USD	5,898,221	CZK	135,457,775	Morgan Stanley	6/18/25	(257,709)
USD	5,754,239	CZK	127,155,847	Morgan Stanley	6/18/25	(24,407)
USD	5,912,438	CZK	133,164,545	UBS AG	6/18/25	(139,275)
USD	8,529,007	CZK	188,871,454	UBS AG	6/18/25	(54,328)
USD	10,423,983	CZK	227,138,493	UBS AG	6/18/25	101,588
HUF	2,130,484,370	USD	5,867,322	Bank of America N.A.	6/18/25	87,129
HUF	4,213,461,938	USD	11,745,618	Bank of America N.A.	6/18/25	30,508
HUF	2,334,846,471	USD	6,249,214	Citibank N.A.	6/18/25	276,404
HUF	4,269,032,793	USD	11,480,888	Citibank N.A.	6/18/25	450,551
HUF	4,266,220,907	USD	11,429,102	Citibank N.A.	6/18/25	494,478
HUF	2,469,466,756	USD	6,642,317	Citibank N.A.	6/18/25	259,549
HUF	4,231,388,321	USD	11,475,521	Citibank N.A.	6/18/25	350,706
HUF	2,058,320,202	USD	5,704,975	Citibank N.A.	6/18/25	47,785
HUF	2,445,977,439	USD	6,904,119	Citibank N.A.	6/18/25	(67,903)
HUF	3,757,626,742	USD	10,593,348	Citibank N.A.	6/18/25	(91,228)
HUF	2,051,620,726	USD	5,528,766	Goldman Sachs & Co.	6/18/25	205,270
HUF	2,130,187,975	USD	5,868,230	Goldman Sachs & Co.	6/18/25	85,392
HUF	1,449,607,797	USD	3,912,004	Morgan Stanley	6/18/25	139,478
HUF	2,184,498,483	USD	5,981,304	Morgan Stanley	6/18/25	124,109
HUF	2,031,519,384	USD	5,534,341	Morgan Stanley	6/18/25	143,514
HUF	2,144,326,186	USD	5,832,638	UBS AG	6/18/25	160,499
HUF	2,157,269,721	USD	5,861,851	UBS AG	6/18/25	167,461
HUF	2,450,747,051	USD	6,792,747	UBS AG	6/18/25	56,800
USD	8,826,733	HUF	3,263,154,846	Citibank N.A.	6/18/25	(293,397)
USD	5,831,365	HUF	2,142,399,673	Citibank N.A.	6/18/25	(156,388)
USD	11,600,189	HUF	4,260,375,949	Citibank N.A.	6/18/25	(307,055)
USD	6,634,264	HUF	2,476,012,068	Citibank N.A.	6/18/25	(285,896)
USD	6,596,940	HUF	2,476,573,586	Citibank N.A.	6/18/25	(324,789)
USD	5,839,587	HUF	2,146,045,552	Goldman Sachs & Co.	6/18/25	(158,355)
USD	5,816,589	HUF	2,158,487,280	Goldman Sachs & Co.	6/18/25	(216,126)
USD	11,382,236	HUF	4,231,388,321	Goldman Sachs & Co.	6/18/25	(443,991)
USD	11,342,449	HUF	4,108,652,089	Goldman Sachs & Co.	6/18/25	(140,745)
USD	6,768,483	HUF	2,452,263,042	Goldman Sachs & Co.	6/18/25	(85,301)
USD	8,800,681	HUF	3,161,598,313	Goldman Sachs & Co.	6/18/25	(35,610)
USD	5,850,221	HUF	2,167,037,838	Morgan Stanley	6/18/25	(206,392)
10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,847,558	HUF	2,130,564,285	Morgan Stanley	6/18/25	$(107,116)
USD	6,765,227	HUF	2,450,746,764	Morgan Stanley	6/18/25	(84,319)
USD	5,799,684	HUF	2,147,620,489	UBS AG	6/18/25	(202,660)
USD	5,850,769	HUF	2,160,185,357	UBS AG	6/18/25	(186,692)
USD	4,784,228	HUF	1,792,974,256	UBS AG	6/18/25	(226,922)
USD	6,895,465	HUF	2,463,089,149	UBS AG	6/18/25	11,424
USD	10,473,767	HUF	3,757,422,155	UBS AG	6/18/25	(27,781)
IDR	283,806,270,603	USD	16,918,507	Bank of America N.A.	6/18/25	199,831
IDR	185,678,862,273	USD	11,002,996	Bank of America N.A.	6/18/25	196,593
IDR	196,106,606,863	USD	11,659,964	Bank of America N.A.	6/18/25	168,595
IDR	97,932,690,486	USD	5,886,510	Bank of America N.A.	6/18/25	20,495
IDR	96,994,697,921	USD	5,831,672	Citibank N.A.	6/18/25	18,756
IDR	137,201,506,355	USD	8,167,486	Citibank N.A.	6/18/25	108,096
IDR	94,918,485,151	USD	5,657,554	JPMorgan Chase Bank N.A.	6/18/25	67,643
IDR	239,508,661,266	USD	14,222,858	JPMorgan Chase Bank N.A.	6/18/25	223,582
IDR	188,041,333,803	USD	11,159,061	JPMorgan Chase Bank N.A.	6/18/25	183,025
IDR	194,680,924,031	USD	11,782,063	Morgan Stanley	6/18/25	(39,497)
IDR	284,755,455,454	USD	16,975,294	Morgan Stanley	6/18/25	200,297
IDR	95,436,550,126	USD	5,657,175	Morgan Stanley	6/18/25	99,269
IDR	96,227,191,945	USD	5,792,781	UBS AG	6/18/25	11,353
IDR	476,305,282,924	USD	28,059,519	UBS AG	6/18/25	669,779
IDR	185,272,832,764	USD	11,073,632	UBS AG	6/18/25	101,466
USD	13,746,691	IDR	236,089,789,828	Bank of America N.A.	6/18/25	(493,534)
USD	5,935,735	IDR	99,041,307,777	Citibank N.A.	6/18/25	(38,138)
USD	8,347,608	IDR	140,923,479,458	Citibank N.A.	6/18/25	(152,472)
USD	11,046,675	IDR	186,240,313,657	Citibank N.A.	6/18/25	(186,779)
USD	11,315,115	IDR	191,553,578,387	Goldman Sachs & Co.	6/18/25	(238,819)
USD	8,530,142	IDR	144,359,858,902	JPMorgan Chase Bank N.A.	6/18/25	(177,209)
USD	5,702,768	IDR	96,465,744,641	JPMorgan Chase Bank N.A.	6/18/25	(115,755)
USD	5,837,847	IDR	97,146,159,506	UBS AG	6/18/25	(21,716)
USD	5,456,582	IDR	92,787,696,859	UBS AG	6/18/25	(140,093)
USD	14,224,896	IDR	242,702,751,639	UBS AG	6/18/25	(414,202)
USD	8,345,832	IDR	140,924,044,122	UBS AG	6/18/25	(154,282)
USD	6,025,006	IDR	101,796,871,074	UBS AG	6/18/25	(115,075)
USD	11,251,806	IDR	189,893,473,685	UBS AG	6/18/25	(201,995)
USD	14,177,448	IDR	239,394,007,984	UBS AG	6/18/25	(262,077)
USD	2,562,709	IDR	43,307,957,671	UBS AG	6/18/25	(49,497)
USD	16,800,899	IDR	283,508,455,379	UBS AG	6/18/25	(299,476)
ILS	33,028,518	USD	8,951,502	Bank of America N.A.	6/18/25	135,029
ILS	42,143,020	USD	11,448,538	Bank of America N.A.	6/18/25	145,499
ILS	42,485,202	USD	11,600,419	Bank of America N.A.	6/18/25	87,756
ILS	53,463,991	USD	14,700,053	UBS AG	6/18/25	8,515
ILS	11,146,374	USD	3,051,503	UBS AG	6/18/25	14,995
ILS	21,038,349	USD	5,831,856	UBS AG	6/18/25	(43,960)
USD	8,629,693	ILS	32,110,554	Bank of America N.A.	6/18/25	(204,295)
USD	5,774,926	ILS	21,038,349	Bank of America N.A.	6/18/25	(12,970)
USD	9,089,272	ILS	33,413,446	Goldman Sachs & Co.	6/18/25	(103,157)
USD	8,662,595	ILS	32,114,883	UBS AG	6/18/25	(172,584)
USD	11,426,883	ILS	42,143,020	UBS AG	6/18/25	(167,154)
USD	11,725,759	ILS	42,485,202	UBS AG	6/18/25	37,583
INR	510,359,760	USD	5,872,448	Citibank N.A.	6/18/25	139,974
INR	505,941,066	USD	5,822,422	JPMorgan Chase Bank N.A.	6/18/25	137,945
INR	1,504,155,501	USD	17,456,708	JPMorgan Chase Bank N.A.	6/18/25	263,376
INR	756,586,153	USD	8,804,905	UBS AG	6/18/25	108,249
11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,146,448,714	USD	13,409,259	UBS AG	6/18/25	$96,770
INR	1,028,891,767	USD	12,035,511	UBS AG	6/18/25	85,609
USD	15,555,055	INR	1,365,461,615	Bank of America N.A.	6/18/25	(531,111)
USD	13,360,349	INR	1,152,692,193	Bank of America N.A.	6/18/25	(219,233)
USD	11,932,941	INR	1,023,647,080	Bank of America N.A.	6/18/25	(126,392)
USD	17,384,830	INR	1,493,120,474	Citibank N.A.	6/18/25	(205,253)
USD	8,555,082	INR	733,488,774	JPMorgan Chase Bank N.A.	6/18/25	(85,968)
USD	9,131,355	INR	782,388,235	JPMorgan Chase Bank N.A.	6/18/25	(85,767)
JPY	1,671,282,238	USD	11,604,563	Goldman Sachs & Co.	6/18/25	146,260
USD	11,455,284	JPY	1,671,282,238	JPMorgan Chase Bank N.A.	6/18/25	(295,539)
KRW	8,530,218,137	USD	5,900,611	Bank of America N.A.	6/18/25	103,572
KRW	12,198,936,348	USD	8,619,268	Bank of America N.A.	6/18/25	(32,776)
KRW	8,537,190,647	USD	5,849,073	Citibank N.A.	6/18/25	160,017
KRW	16,709,419,709	USD	11,507,865	Goldman Sachs & Co.	6/18/25	253,431
KRW	12,371,004,836	USD	8,654,623	JPMorgan Chase Bank N.A.	6/18/25	52,983
KRW	16,308,408,100	USD	11,506,527	UBS AG	6/18/25	(27,492)
KRW	8,345,647,269	USD	5,829,321	UBS AG	6/18/25	44,948
KRW	8,345,647,269	USD	5,801,521	UBS AG	6/18/25	72,748
USD	5,914,271	KRW	8,537,190,647	Citibank N.A.	6/18/25	(94,820)
USD	8,695,136	KRW	12,371,004,836	Citibank N.A.	6/18/25	(12,470)
USD	5,808,006	KRW	8,530,218,137	Morgan Stanley	6/18/25	(196,177)
USD	11,554,707	KRW	16,709,419,709	UBS AG	6/18/25	(206,589)
USD	8,613,306	KRW	12,198,936,348	UBS AG	6/18/25	26,814
USD	11,474,673	KRW	16,308,408,100	UBS AG	6/18/25	(4,361)
MXN	58,998,139	USD	2,921,475	Bank of America N.A.	6/18/25	69,288
MXN	279,590,428	USD	13,386,884	Bank of America N.A.	6/18/25	786,249
MXN	586,696,413	USD	29,095,972	Bank of America N.A.	6/18/25	645,126
MXN	301,254,864	USD	15,031,709	Bank of America N.A.	6/18/25	239,648
MXN	172,333,395	USD	8,746,217	Bank of America N.A.	6/18/25	(10,210)
MXN	101,076,437	USD	4,960,676	Citibank N.A.	6/18/25	163,140
MXN	175,429,341	USD	8,465,929	Citibank N.A.	6/18/25	427,020
MXN	190,143,093	USD	9,652,555	Citibank N.A.	6/18/25	(13,730)
MXN	56,623,645	USD	2,869,256	Citibank N.A.	6/18/25	1,137
MXN	295,429,346	USD	14,520,733	Goldman Sachs & Co.	6/18/25	455,314
MXN	287,576,930	USD	14,235,884	Goldman Sachs & Co.	6/18/25	342,105
MXN	302,263,474	USD	15,015,136	Goldman Sachs & Co.	6/18/25	307,350
MXN	166,537,183	USD	8,410,305	Goldman Sachs & Co.	6/18/25	31,878
MXN	168,844,598	USD	8,531,132	Goldman Sachs & Co.	6/18/25	28,020
MXN	168,844,597	USD	8,540,328	Goldman Sachs & Co.	6/18/25	18,824
MXN	231,550,946	USD	11,260,858	JPMorgan Chase Bank N.A.	6/18/25	477,035
MXN	118,887,680	USD	5,751,787	JPMorgan Chase Bank N.A.	6/18/25	274,925
MXN	590,612,102	USD	28,041,915	JPMorgan Chase Bank N.A.	6/18/25	1,897,679
MXN	590,612,116	USD	28,551,598	JPMorgan Chase Bank N.A.	6/18/25	1,387,996
MXN	285,785,818	USD	14,275,169	JPMorgan Chase Bank N.A.	6/18/25	212,024
MXN	170,388,941	USD	8,687,991	JPMorgan Chase Bank N.A.	6/18/25	(50,553)
MXN	56,064,114	USD	2,773,892	Morgan Stanley	6/18/25	68,137
MXN	118,394,645	USD	5,870,488	Morgan Stanley	6/18/25	131,231
MXN	175,429,341	USD	8,461,963	Morgan Stanley	6/18/25	430,986
MXN	225,476,269	USD	11,410,830	Morgan Stanley	6/18/25	19,122
MXN	147,452,883	USD	7,478,950	Morgan Stanley	6/18/25	(4,197)
MXN	114,134,605	USD	5,800,282	Morgan Stanley	6/18/25	(14,516)
MXN	239,517,651	USD	11,489,536	UBS AG	6/18/25	652,209
USD	17,239,140	MXN	354,374,234	Bank of America N.A.	6/18/25	(724,970)
USD	16,549,621	MXN	350,016,483	Bank of America N.A.	6/18/25	(1,193,584)
12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,041,877	MXN	587,478,833	Bank of America N.A.	6/18/25	$(738,884)
USD	17,266,302	MXN	342,649,714	Bank of America N.A.	6/18/25	(103,463)
USD	16,871,441	MXN	333,898,227	Bank of America N.A.	6/18/25	(54,690)
USD	8,614,523	MXN	176,357,316	Citibank N.A.	6/18/25	(325,467)
USD	11,365,513	MXN	237,038,885	Citibank N.A.	6/18/25	(650,576)
USD	5,687,302	MXN	114,332,428	Citibank N.A.	6/18/25	(108,493)
USD	5,788,766	MXN	116,360,400	Citibank N.A.	6/18/25	(109,832)
USD	3,696,099	MXN	74,316,079	Citibank N.A.	6/18/25	(71,167)
USD	5,741,167	MXN	113,250,354	Citibank N.A.	6/18/25	225
USD	8,685,454	MXN	171,553,931	Citibank N.A.	6/18/25	(11,040)
USD	5,957,292	MXN	117,620,263	Citibank N.A.	6/18/25	(5,171)
USD	11,090,085	MXN	228,011,157	Goldman Sachs & Co.	6/18/25	(468,367)
USD	13,951,239	MXN	288,705,492	Goldman Sachs & Co.	6/18/25	(683,959)
USD	28,040,781	MXN	590,612,116	Goldman Sachs & Co.	6/18/25	(1,898,814)
USD	28,375,845	MXN	584,750,904	Goldman Sachs & Co.	6/18/25	(1,266,631)
USD	17,090,758	MXN	351,138,944	Goldman Sachs & Co.	6/18/25	(709,347)
USD	1,636,741	MXN	33,741,254	JPMorgan Chase Bank N.A.	6/18/25	(73,687)
USD	14,720,707	MXN	297,215,680	JPMorgan Chase Bank N.A.	6/18/25	(345,894)
USD	14,268,445	MXN	288,025,413	JPMorgan Chase Bank N.A.	6/18/25	(332,278)
USD	12,375,696	MXN	245,602,206	JPMorgan Chase Bank N.A.	6/18/25	(74,490)
USD	3,414,834	MXN	69,318,591	Morgan Stanley	6/18/25	(99,097)
USD	11,347,809	MXN	236,515,102	Morgan Stanley	6/18/25	(641,729)
USD	8,808,822	MXN	180,267,662	UBS AG	6/18/25	(329,393)
USD	8,640,156	MXN	170,169,624	UBS AG	6/18/25	13,835
MYR	73,037,926	USD	16,624,250	Morgan Stanley	6/18/25	331,814
USD	16,661,511	MYR	72,977,420	Morgan Stanley	6/18/25	(280,505)
PEN	20,408,901	USD	5,453,717	Citibank N.A.	6/18/25	105,199
PEN	19,743,449	USD	5,300,824	Citibank N.A.	6/18/25	76,838
PEN	9,797,992	USD	2,659,679	Citibank N.A.	6/18/25	9,069
PEN	19,712,864	USD	5,256,769	Goldman Sachs & Co.	6/18/25	112,563
USD	5,777,992	PEN	21,215,053	Bank of America N.A.	6/18/25	(502)
USD	5,641,845	PEN	20,935,759	Bank of America N.A.	6/18/25	(60,575)
USD	5,357,285	PEN	19,946,207	Goldman Sachs & Co.	6/18/25	(75,605)
USD	5,284,954	PEN	19,810,599	JPMorgan Chase Bank N.A.	6/18/25	(110,998)
USD	5,337,563	PEN	19,799,642	UBS AG	6/18/25	(55,405)
PLN	42,969,311	USD	11,348,529	Bank of America N.A.	6/18/25	5,824
PLN	17,884,066	USD	4,620,671	Citibank N.A.	6/18/25	105,074
PLN	22,260,142	USD	5,866,248	Citibank N.A.	6/18/25	15,845
PLN	44,909,586	USD	11,413,955	Citibank N.A.	6/18/25	453,103
PLN	33,525,121	USD	8,807,999	Goldman Sachs & Co.	6/18/25	50,790
PLN	79,192,859	USD	20,461,456	Goldman Sachs & Co.	6/18/25	464,727
PLN	44,366,957	USD	11,454,574	Goldman Sachs & Co.	6/18/25	269,098
PLN	35,832,911	USD	9,620,897	Goldman Sachs & Co.	6/18/25	(152,289)
PLN	23,374,447	USD	6,023,091	JPMorgan Chase Bank N.A.	6/18/25	153,450
PLN	21,881,076	USD	5,663,778	Morgan Stanley	6/18/25	118,150
PLN	22,391,191	USD	5,809,157	Morgan Stanley	6/18/25	107,566
PLN	17,305,640	USD	4,432,860	Morgan Stanley	6/18/25	140,040
PLN	22,609,391	USD	5,883,978	UBS AG	6/18/25	90,402
PLN	22,585,429	USD	5,894,895	UBS AG	6/18/25	73,154
PLN	44,659,775	USD	11,438,428	UBS AG	6/18/25	362,619
PLN	34,797,184	USD	8,842,071	UBS AG	6/18/25	352,852
PLN	21,015,410	USD	5,465,498	UBS AG	6/18/25	87,683
USD	8,835,299	PLN	34,158,389	Bank of America N.A.	6/18/25	(190,827)
USD	5,864,320	PLN	22,832,871	Bank of America N.A.	6/18/25	(169,113)
13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,313,064	PLN	42,972,222	Bank of America N.A.	6/18/25	$(42,058)
USD	5,854,221	PLN	22,558,603	Citibank N.A.	6/18/25	(106,739)
USD	5,767,925	PLN	22,387,319	Citibank N.A.	6/18/25	(147,774)
USD	11,375,216	PLN	44,754,843	Citibank N.A.	6/18/25	(450,952)
USD	8,792,667	PLN	34,685,004	Citibank N.A.	6/18/25	(372,614)
USD	20,316,287	PLN	79,666,255	Citibank N.A.	6/18/25	(734,988)
USD	5,850,136	PLN	22,686,133	Goldman Sachs & Co.	6/18/25	(144,523)
USD	8,557,040	PLN	33,160,667	Goldman Sachs & Co.	6/18/25	(205,445)
USD	11,425,542	PLN	44,366,957	Goldman Sachs & Co.	6/18/25	(298,130)
USD	5,829,763	PLN	22,262,838	Morgan Stanley	6/18/25	(53,043)
USD	5,868,362	PLN	22,585,429	UBS AG	6/18/25	(99,687)
USD	5,854,022	PLN	22,662,636	UBS AG	6/18/25	(134,428)
USD	5,800,134	PLN	22,441,836	UBS AG	6/18/25	(129,972)
USD	5,632,812	PLN	21,296,671	UBS AG	6/18/25	5,309
USD	9,494,131	PLN	36,096,667	UBS AG	6/18/25	(44,172)
USD	11,395,973	PLN	43,216,981	UBS AG	6/18/25	(23,826)
USD	9,621,058	PLN	35,928,243	UBS AG	6/18/25	127,260
RON	44,309,908	USD	10,264,186	Bank of America N.A.	6/18/25	(200,860)
RON	6,898,345	USD	1,506,571	Goldman Sachs & Co.	6/18/25	60,128
RON	25,425,760	USD	5,759,722	JPMorgan Chase Bank N.A.	6/18/25	14,781
RON	44,755,095	USD	9,834,476	UBS AG	6/18/25	329,958
RON	24,874,757	USD	5,544,348	UBS AG	6/18/25	105,016
RON	24,966,444	USD	5,673,231	UBS AG	6/18/25	(3,044)
RON	39,366,315	USD	8,969,221	UBS AG	6/18/25	(28,646)
USD	10,235,947	RON	44,447,163	Citibank N.A.	6/18/25	141,448
USD	5,824,312	RON	25,593,882	Goldman Sachs & Co.	6/18/25	11,626
USD	5,653,124	RON	24,968,011	Goldman Sachs & Co.	6/18/25	(17,419)
USD	4,397,658	RON	19,475,049	Goldman Sachs & Co.	6/18/25	(25,366)
USD	5,645,798	RON	24,807,820	JPMorgan Chase Bank N.A.	6/18/25	11,637
USD	10,113,208	RON	46,219,414	UBS AG	6/18/25	(383,790)
USD	5,684,124	RON	25,039,635	UBS AG	6/18/25	(2,686)
THB	482,446,469	USD	14,001,691	Bank of America N.A.	6/18/25	486,724
THB	394,769,312	USD	11,574,844	Citibank N.A.	6/18/25	280,527
THB	193,912,459	USD	5,773,850	Citibank N.A.	6/18/25	49,561
THB	286,225,155	USD	8,661,704	Morgan Stanley	6/18/25	(66,038)
THB	18,413,878	USD	552,755	Morgan Stanley	6/18/25	234
THB	292,546,027	USD	8,453,035	UBS AG	6/18/25	332,454
THB	469,761,866	USD	13,570,343	UBS AG	6/18/25	537,139
THB	390,161,013	USD	11,293,531	UBS AG	6/18/25	423,447
THB	286,225,155	USD	8,659,189	UBS AG	6/18/25	(63,522)
THB	292,331,139	USD	8,843,994	UBS AG	6/18/25	(64,958)
THB	300,128,200	USD	8,975,260	UBS AG	6/18/25	37,931
USD	5,786,864	THB	195,738,350	Bank of America N.A.	6/18/25	(91,381)
USD	8,686,617	THB	296,449,045	Bank of America N.A.	6/18/25	(216,085)
USD	10,273,843	THB	345,067,554	Citibank N.A.	6/18/25	(88,928)
USD	2,923,966	THB	98,053,444	Citibank N.A.	6/18/25	(20,690)
USD	8,173,626	THB	283,805,455	Citibank N.A.	6/18/25	(349,374)
USD	17,224,884	THB	574,548,067	Citibank N.A.	6/18/25	(29,447)
USD	14,664,130	THB	490,362,632	Citibank N.A.	6/18/25	(62,017)
USD	5,718,546	THB	189,837,421	Citibank N.A.	6/18/25	17,512
USD	25,091,011	THB	871,787,162	Morgan Stanley	6/18/25	(1,089,748)
USD	8,611,902	THB	285,697,280	UBS AG	6/18/25	32,089
USD	8,948,854	THB	300,696,714	UBS AG	6/18/25	(81,410)
TRY	232,719,603	USD	5,871,937	JPMorgan Chase Bank N.A.	6/18/25	(125,644)
14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	121,419,001	USD	2,985,241	Morgan Stanley	6/18/25	$12,827
USD	6,714,935	TRY	279,005,534	Morgan Stanley	6/18/25	(174,247)
TWD	289,787,795	USD	8,827,781	Citibank N.A.	6/18/25	284,783
TWD	384,223,069	USD	11,709,655	Citibank N.A.	6/18/25	372,487
USD	11,678,122	TWD	384,223,069	Bank of America N.A.	6/18/25	(404,020)
USD	8,874,768	TWD	289,787,795	UBS AG	6/18/25	(237,796)
USD	5,799,867	ZAR	107,433,142	Bank of America N.A.	6/18/25	44,118
USD	11,609,254	ZAR	215,367,139	Bank of America N.A.	6/18/25	70,922
USD	19,573,395	ZAR	384,861,167	Bank of America N.A.	6/18/25	(1,045,609)
USD	330,622	ZAR	6,076,385	Citibank N.A.	6/18/25	5,078
USD	18,471,417	ZAR	342,188,933	Citibank N.A.	6/18/25	138,586
USD	5,587,086	ZAR	103,636,413	Citibank N.A.	6/18/25	34,747
USD	5,797,928	ZAR	107,721,942	Citibank N.A.	6/18/25	26,707
USD	8,803,529	ZAR	161,496,027	Citibank N.A.	6/18/25	151,352
USD	1,155,943	ZAR	21,313,151	Citibank N.A.	6/18/25	14,087
USD	9,794,555	ZAR	188,886,070	Citibank N.A.	6/18/25	(325,049)
USD	9,639,520	ZAR	186,044,223	Citibank N.A.	6/18/25	(327,832)
USD	19,990,050	ZAR	381,079,906	Citibank N.A.	6/18/25	(426,372)
USD	5,787,240	ZAR	109,709,624	Citibank N.A.	6/18/25	(90,472)
USD	5,860,894	ZAR	111,025,596	Citibank N.A.	6/18/25	(87,322)
USD	2,896,898	ZAR	53,202,495	Goldman Sachs & Co.	6/18/25	46,565
USD	11,295,761	ZAR	220,089,482	Goldman Sachs & Co.	6/18/25	(495,571)
USD	8,173,525	ZAR	160,665,322	Goldman Sachs & Co.	6/18/25	(434,147)
USD	19,283,147	ZAR	383,391,549	Goldman Sachs & Co.	6/18/25	(1,257,122)
USD	11,725,193	ZAR	227,991,284	Goldman Sachs & Co.	6/18/25	(489,480)
USD	5,700,720	ZAR	107,482,372	Goldman Sachs & Co.	6/18/25	(57,667)
USD	4,642,985	ZAR	85,516,704	Morgan Stanley	6/18/25	61,413
USD	9,533,903	ZAR	176,924,325	UBS AG	6/18/25	55,152
USD	5,784,636	ZAR	106,185,398	UBS AG	6/18/25	95,735
USD	9,393,455	ZAR	175,874,901	UBS AG	6/18/25	(29,073)
USD	20,263,338	ZAR	385,571,467	UBS AG	6/18/25	(393,720)
USD	19,308,943	ZAR	376,898,668	UBS AG	6/18/25	(883,469)
USD	8,515,169	ZAR	161,337,683	UBS AG	6/18/25	(128,525)
USD	5,769,350	ZAR	108,173,112	UBS AG	6/18/25	(26,043)
USD	11,453,442	ZAR	214,964,748	UBS AG	6/18/25	(63,331)
USD	3,376,329	ZAR	63,414,601	UBS AG	6/18/25	(21,119)
USD	6,227,783	ZAR	117,321,425	UBS AG	6/18/25	(57,733)
ZAR	215,176,161	USD	11,733,416	Bank of America N.A.	6/18/25	(205,316)
ZAR	45,794,414	USD	2,476,812	Bank of America N.A.	6/18/25	(23,368)
ZAR	214,964,748	USD	11,484,128	Bank of America N.A.	6/18/25	32,645
ZAR	410,454,710	USD	22,263,343	Citibank N.A.	6/18/25	(273,160)
ZAR	103,577,177	USD	5,643,503	Citibank N.A.	6/18/25	(94,338)
ZAR	412,711,884	USD	22,395,151	Goldman Sachs & Co.	6/18/25	(284,040)
ZAR	381,895,021	USD	19,209,470	Goldman Sachs & Co.	6/18/25	1,250,622
ZAR	116,713,590	USD	6,203,200	Goldman Sachs & Co.	6/18/25	49,751
ZAR	170,838,433	USD	9,148,028	Goldman Sachs & Co.	6/18/25	4,671
ZAR	151,556,238	USD	8,231,463	Morgan Stanley	6/18/25	(111,811)
ZAR	315,698,765	USD	16,647,656	Morgan Stanley	6/18/25	265,960
ZAR	166,210,209	USD	8,458,597	Morgan Stanley	6/18/25	446,144
ZAR	55,403,404	USD	2,847,281	Morgan Stanley	6/18/25	120,966
ZAR	393,738,287	USD	20,849,994	UBS AG	6/18/25	244,603
ZAR	380,155,225	USD	19,616,862	UBS AG	6/18/25	750,020
ZAR	163,030,480	USD	8,285,727	UBS AG	6/18/25	448,659
ZAR	223,337,518	USD	11,376,025	UBS AG	6/18/25	589,322
15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	383,391,549	USD	19,557,616	UBS AG	6/18/25	$982,652
ZAR	375,564,804	USD	19,299,009	UBS AG	6/18/25	821,940
ZAR	381,031,442	USD	20,067,068	UBS AG	6/18/25	346,757
ZAR	382,269,918	USD	20,216,412	UBS AG	6/18/25	263,765
ZAR	170,130,970	USD	9,070,795	UBS AG	6/18/25	44,001
						$(4,831,187)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	71	June 2025	$14,778,539	$96,416
U.S. Treasury 10-Year Notes	316	June 2025	35,461,125	658,978
U.S. Treasury Ultra Bonds	81	June 2025	9,803,531	(57,064)
			$60,043,195	$698,330
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$5,800,000	$(92,313)	$(9,281)	$(101,594)
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$16,550,000	430,954	(31,889)	399,065
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$9,500,000	(522,481)	52,527	(469,954)
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$15,960,000	(32,829)	108,371	75,542
					$(216,669)	$119,728	$(96,941)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N.A.	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$102,407
Bank of America N.A.	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	65,053
Goldman Sachs & Co.	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	607,609
Goldman Sachs & Co.	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	265,267
Goldman Sachs & Co.	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	77,701
							$1,118,037
^Amount represents value and unrealized appreciation (depreciation).
16

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $231,849,635, which represented 39.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,768,563. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,498,706.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,886,258.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $595,687,972) — including $4,768,563 of securities on loan	$599,416,979
Investment made with cash collateral received for securities on loan, at value (cost of $4,886,258)	4,886,258
Total investment securities, at value (cost of $600,574,230)	604,303,237
Cash	8,654,890
Foreign currency holdings, at value (cost of $1,402,792)	94,103
Receivable for capital shares sold	59,399
Receivable for variation margin on swap agreements	72,465
Unrealized appreciation on forward foreign currency exchange contracts	52,007,406
Swap agreements, at value	1,118,037
Interest receivable	9,668,469
Securities lending receivable	1,716
675,979,722

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	7,031,927
Payable for collateral received for swap agreements	920,000
Payable for collateral received for securities on loan	4,886,258
Payable for investments purchased	24,949,243
Payable for capital shares redeemed	183,563
Payable for variation margin on futures contracts	28,484
Unrealized depreciation on forward foreign currency exchange contracts	56,838,593
Accrued management fees	86,691
Distribution and service fees payable	174
Accrued foreign taxes	45,373
94,970,306

Net Assets	$581,009,416

Net Assets Consist of:
Capital paid in	$685,118,185
Distributable earnings (loss)	(104,108,769)
$581,009,416

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$87,192,255	9,765,413	$8.93
I Class	$3,321,585	371,717	$8.94
Y Class	$30,705,466	3,438,893	$8.93
A Class	$238,828	26,789	$8.92
C Class	$61,381	6,907	$8.89
R Class	$191,544	21,503	$8.91
R5 Class	$43,634	4,887	$8.93
R6 Class	$759	85	$8.93
G Class	$459,253,964	51,396,085	$8.94
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.34 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
18

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $228,136)	$20,532,822
Securities lending, net	4,145
20,536,967

Expenses:
Management fees	2,215,582
Distribution and service fees:
A Class	313
C Class	269
R Class	449
Trustees' fees and expenses	18,539
Other expenses	18,694
2,253,846
Fees waived(1)	(1,691,680)
562,166

Net investment income (loss)	19,974,801

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $128,981)	5,388,015
Forward foreign currency exchange contract transactions	(3,731,500)
Futures contract transactions	(1,227,637)
Swap agreement transactions	(2,180,425)
Foreign currency translation transactions	(336,537)
(2,088,084)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(40,561))	(5,127,685)
Forward foreign currency exchange contracts	(4,303,469)
Futures contracts	1,188,799
Swap agreements	2,211,952
Translation of assets and liabilities in foreign currencies	82,775
(5,947,628)

Net realized and unrealized gain (loss)	(8,035,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,939,089
(1)Amount consists of $12,827, $556, $4,439, $38, $8, $27, $7, $19 and $1,673,759 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
19

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$19,974,801	$40,386,499
Net realized gain (loss)	(2,088,084)	(15,660,216)
Change in net unrealized appreciation (depreciation)	(5,947,628)	56,388,887
Net increase (decrease) in net assets resulting from operations	11,939,089	81,115,170

Distributions to Shareholders
From earnings:
Investor Class	(1,469,928)	(4,772,930)
I Class	(67,418)	(272,234)
Y Class	(525,949)	(1,606,202)
A Class	(4,110)	(13,525)
C Class	(524)	(362)
R Class	(2,644)	(9,161)
R5 Class	(774)	(3,892)
R6 Class	(2,408)	(16,683)
G Class	(10,718,385)	(33,272,440)
Decrease in net assets from distributions	(12,792,140)	(39,967,429)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(50,825,019)	(15,773,755)

Net increase (decrease) in net assets	(51,678,070)	25,373,986

Net Assets
Beginning of period	632,687,486	607,313,500
End of period	$581,009,416	$632,687,486

See Notes to Financial Statements.
20

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

21

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

22

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,886,258	—	—	—	$4,886,258
Gross amount of recognized liabilities for securities lending transactions					$4,886,258
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  During the period ended April 30, 2025, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2025 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.96%	0.93%
I Class	0.86%	0.83%
Y Class	0.76%	0.73%
A Class	0.96%	0.93%
C Class	0.96%	0.93%
R Class	0.96%	0.93%
R5 Class	0.76%	0.73%
R6 Class	0.71%	0.68%
G Class	0.71%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

23

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $373,258,222, of which $23,216,400 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $404,446,275, of which $21,287,893 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	430,842	$3,761,850	681,361	$6,024,489
Issued in reinvestment of distributions	166,772	1,466,330	536,727	4,763,657
Redeemed	(693,874)	(6,073,299)	(1,732,963)	(15,302,986)
	(96,260)	(845,119)	(514,875)	(4,514,840)
I Class
Sold	134,703	1,195,871	493,137	4,381,400
Issued in reinvestment of distributions	7,668	67,418	30,644	272,234
Redeemed	(239,802)	(2,124,652)	(680,621)	(6,041,541)
	(97,431)	(861,363)	(156,840)	(1,387,907)
Y Class
Sold	513,940	4,510,042	773,260	6,851,071
Issued in reinvestment of distributions	59,765	525,670	180,999	1,606,202
Redeemed	(423,022)	(3,738,724)	(559,402)	(4,972,808)
	150,683	1,296,988	394,857	3,484,465
A Class
Sold	361	3,171	5,479	49,453
Issued in reinvestment of distributions	468	4,110	1,526	13,525
Redeemed	(4,727)	(41,642)	(4,981)	(44,650)
	(3,898)	(34,361)	2,024	18,328
C Class
Sold	2,197	19,000	3,734	34,166
Issued in reinvestment of distributions	60	524	41	362
	2,257	19,524	3,775	34,528
R Class
Sold	4,032	35,559	8,102	71,703
Issued in reinvestment of distributions	301	2,644	1,033	9,161
Redeemed	(6,077)	(53,597)	(4,258)	(37,527)
	(1,744)	(15,394)	4,877	43,337
R5 Class
Sold	14	120	39	351
Issued in reinvestment of distributions	88	774	439	3,892
Redeemed	(9)	(77)	(3,147)	(28,810)
	93	817	(2,669)	(24,567)
R6 Class
Sold	502	4,415	2,535	22,359
Issued in reinvestment of distributions	274	2,408	1,880	16,683
Redeemed	(32,531)	(288,611)	(3,824)	(34,231)
	(31,755)	(281,788)	591	4,811
G Class
Sold	1,268,598	11,251,091	4,551,568	40,593,552
Issued in reinvestment of distributions	1,218,489	10,718,385	3,748,656	33,272,440
Redeemed	(8,219,529)	(72,073,799)	(9,757,224)	(87,297,902)
	(5,732,442)	(50,104,323)	(1,457,000)	(13,431,910)
Net increase (decrease)	(5,810,497)	$(50,825,019)	(1,725,260)	$(15,773,755)

25

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$461,238,452	—
Corporate Bonds	—	88,873,140	—
U.S. Treasury Securities	—	11,058,945	—
Convertible Preferred Securities	—	404,916	—
Short-Term Investments	$4,919,483	37,808,301	—
	$4,919,483	$599,383,754	—
Other Financial Instruments
Futures Contracts	$755,394	—	—
Swap Agreements	—	$1,592,644	—
Forward Foreign Currency Exchange Contracts	—	52,007,406	—
	$755,394	$53,600,050	—

Liabilities
Other Financial Instruments
Futures Contracts	$57,064	—	—
Swap Agreements	—	$571,548	—
Forward Foreign Currency Exchange Contracts	—	56,838,593	—
	$57,064	$57,410,141	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $48,376,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency
26

exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,612,081,054.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $50,204,932 futures contracts purchased and $36,581,422 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $22,390,394.

Value of Derivative Instruments as of April 30, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$72,465	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	52,007,406	Unrealized depreciation on forward foreign currency exchange contracts	$56,838,593
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	28,484
Interest Rate Risk	Swap agreements	1,118,037	Swap agreements	—
		$53,197,908		$56,867,077
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(377,836)	Change in net unrealized appreciation (depreciation) on swap agreements	$242,266
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(3,731,500)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,303,469)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,227,637)	Change in net unrealized appreciation (depreciation) on futures contracts	1,188,799
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,802,589)	Change in net unrealized appreciation (depreciation) on swap agreements	1,969,686
		$(7,139,562)		$(902,718)

27

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$6,907,426	$(6,907,426)	—	—
Citibank N.A.	13,612,165	(11,876,677)	$(1,735,488)	—
Goldman Sachs & Co.	8,652,808	(8,652,808)	—	—
JPMorgan Chase Bank N.A.	6,934,134	(4,551,553)	—	$2,382,581
Morgan Stanley	4,524,758	(4,524,758)	—	—
UBS AG	12,494,152	(9,795,121)	—	2,699,031
	$53,125,443	$(46,308,343)	$(1,735,488)	$5,081,612

Liabilities
Bank of America N.A.	$12,373,007	$(6,907,426)	$(2,838,473)	$2,627,108
Citibank N.A.	11,876,677	(11,876,677)	—	—
Goldman Sachs & Co.	13,357,758	(8,652,808)	—	4,704,950
JPMorgan Chase Bank N.A.	4,551,553	(4,551,553)	—	—
Morgan Stanley	4,884,477	(4,524,758)	(359,719)	—
UBS AG	9,795,121	(9,795,121)	—	—
	$56,838,593	$(46,308,343)	$(3,198,192)	$7,332,058
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

28

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$602,494,665
Gross tax appreciation of investments	$14,288,219
Gross tax depreciation of investments	(12,479,647)
Net tax appreciation (depreciation) of investments	$1,808,572

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had accumulated short-term capital losses of $(58,561,948) and accumulated long-term capital losses of $(48,194,396), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
29

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$8.92	0.26	(0.10)	0.16	(0.15)	$8.93	1.84%	0.94%	0.97%	6.00%	5.97%	66%	$87,192
2024	$8.36	0.50	0.56	1.06	(0.50)	$8.92	12.78%	0.95%	0.98%	5.60%	5.57%	98%	$88,007
2023	$8.22	0.48	0.10	0.58	(0.44)	$8.36	6.95%	1.00%	1.01%	5.54%	5.53%	66%	$86,778
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
2020	$10.46	0.39	(0.16)	0.23	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
I Class
2025(3)	$8.93	0.27	(0.10)	0.17	(0.16)	$8.94	1.90%	0.84%	0.87%	6.10%	6.07%	66%	$3,322
2024	$8.37	0.51	0.55	1.06	(0.50)	$8.93	12.88%	0.85%	0.88%	5.70%	5.67%	98%	$4,190
2023	$8.22	0.49	0.11	0.60	(0.45)	$8.37	7.19%	0.90%	0.91%	5.64%	5.63%	66%	$5,237
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
2020	$10.46	0.40	(0.16)	0.24	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
Y Class
2025(3)	$8.92	0.27	(0.10)	0.17	(0.16)	$8.93	1.95%	0.74%	0.77%	6.20%	6.17%	66%	$30,705
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$29,345
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$24,197
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
A Class
2025(3)	$8.91	0.25	(0.10)	0.15	(0.14)	$8.92	1.71%	1.19%	1.22%	5.75%	5.72%	66%	$239
2024	$8.35	0.47	0.56	1.03	(0.47)	$8.91	12.52%	1.20%	1.23%	5.35%	5.32%	98%	$273
2023	$8.21	0.46	0.10	0.56	(0.42)	$8.35	6.70%	1.25%	1.26%	5.29%	5.28%	66%	$239
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
2020	$10.45	0.37	(0.16)	0.21	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$8.88	0.21	(0.09)	0.12	(0.11)	$8.89	1.32%	1.94%	1.97%	5.00%	4.97%	66%	$61
2024	$8.32	0.42	0.55	0.97	(0.41)	$8.88	11.72%	1.95%	1.98%	4.60%	4.57%	98%	$41
2023	$8.18	0.39	0.10	0.49	(0.35)	$8.32	5.92%	2.00%	2.01%	4.54%	4.53%	66%	$7
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
2020	$10.44	0.29	(0.17)	0.12	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41
R Class
2025(3)	$8.90	0.24	(0.10)	0.14	(0.13)	$8.91	1.58%	1.44%	1.47%	5.50%	5.47%	66%	$192
2024	$8.34	0.45	0.56	1.01	(0.45)	$8.90	12.12%	1.45%	1.48%	5.10%	5.07%	98%	$207
2023	$8.20	0.44	0.10	0.54	(0.40)	$8.34	6.56%	1.50%	1.51%	5.04%	5.03%	66%	$153
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
2020	$10.45	0.34	(0.17)	0.17	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
R5 Class
2025(3)	$8.92	0.27	(0.10)	0.17	(0.16)	$8.93	1.95%	0.74%	0.77%	6.20%	6.17%	66%	$44
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$43
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$62
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
R6 Class
2025(3)	$8.93	0.31	(0.15)	0.16	(0.16)	$8.93	1.98%	0.69%	0.72%	6.25%	6.22%	66%	$1
2024	$8.36	0.52	0.57	1.09	(0.52)	$8.93	12.93%	0.70%	0.73%	5.85%	5.82%	98%	$284
2023	$8.22	0.51	0.09	0.60	(0.46)	$8.36	7.35%	0.75%	0.76%	5.79%	5.78%	66%	$261
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
2020	$10.46	0.42	(0.16)	0.26	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025(3)	$8.93	0.30	(0.10)	0.20	(0.19)	$8.94	2.33%	0.01%	0.72%	6.93%	6.22%	66%	$459,254
2024	$8.37	0.58	0.56	1.14	(0.58)	$8.93	13.82%	0.02%	0.73%	6.53%	5.82%	98%	$510,297
2023	$8.23	0.57	0.09	0.66	(0.52)	$8.37	7.97%	0.05%	0.76%	6.49%	5.78%	66%	$490,377
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327
2020	$10.46	0.49	(0.16)	0.33	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 29.1%
Aerospace and Defense — 0.4%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)		$722,000	$736,371
Axon Enterprise, Inc., 6.25%, 3/15/33(1)		406,000	414,821
Boeing Co., 6.53%, 5/1/34		4,645,000	4,992,826
Bombardier, Inc., 7.25%, 7/1/31(1)		2,354,000	2,413,097
Northrop Grumman Corp., 5.15%, 5/1/40		760,000	731,996
TransDigm, Inc., 6.75%, 8/15/28(1)		2,139,000	2,184,655
			11,473,766
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		1,545,000	1,572,271
GXO Logistics, Inc., 6.50%, 5/6/34		795,000	795,106
			2,367,377
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54		1,845,000	1,730,189
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		3,081,000	2,707,339
			4,437,528
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26		935,000	938,001
Ford Motor Credit Co. LLC, 5.85%, 5/17/27		1,435,000	1,428,991
Ford Motor Credit Co. LLC, 6.125%, 3/8/34		1,230,000	1,164,772
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,150,000	1,153,452
Hyundai Capital America, 6.50%, 1/16/29(1)		387,000	404,332
			5,089,548
Banks — 6.0%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	634,162
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,809,997
Banco de Credito del Peru SA, VRN, 6.45%, 7/30/35(1)		$2,859,000	2,854,211
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	4,000,047
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	1,060,563
Bank of America Corp., VRN, 5.47%, 1/23/35		$4,110,000	4,170,263
Bank of America Corp., VRN, 5.51%, 1/24/36		1,850,000	1,875,874
Bank of Nova Scotia, VRN, 3.625%, 10/27/81		4,795,000	4,236,412
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	2,014,892
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,150,712
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	779,221
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,818,069
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	1,500,000	2,142,027
BNP Paribas SA, VRN, 4.90%, 5/9/29(1)(2)		$1,202,000	1,201,592
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,235,000	1,260,184
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,506,777
BPCE SA, VRN, 2.50%, 11/30/32	GBP	2,000,000	2,488,650
BPCE SA, VRN, 4.125%, 3/8/33	EUR	2,000,000	2,330,762
BPCE SA, VRN, 7.00%, 10/19/34(1)		$1,465,000	1,594,009
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,209,231
Caixa Geral de Depositos SA, VRN, 5.75%, 10/31/28	EUR	2,000,000	2,445,801
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,471,847
Citigroup, Inc., VRN, 5.61%, 3/4/56		$1,880,000	1,797,875
Commerzbank AG, VRN, 6.50%, 12/6/32	EUR	1,500,000	1,823,293
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	10,602,036

		Principal Amount/Shares	Value
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	$2,417,949
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	1,600,000	1,693,452
Danske Bank AS, VRN, 4.125%, 1/10/31	EUR	1,200,000	1,431,943
Eurobank SA, VRN, 5.875%, 11/28/29	EUR	2,000,000	2,468,005
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	9,156,648
European Union, 0.00%, 7/4/31(3)	EUR	20,800,000	20,231,129
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,923,104
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)		$1,100,000	1,083,191
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,371,261
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	3,077,145
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31		$4,475,000	4,557,193
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,611,000	1,625,085
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,762,000	2,863,814
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,351,383
mBank SA, VRN, 4.03%, 9/27/30	EUR	3,000,000	3,423,967
Mizuho Financial Group, Inc., 2.10%, 4/8/32	EUR	7,000,000	7,288,374
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,431,568
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	9,274,773
Royal Bank of Canada, VRN, 5.15%, 2/4/31		$2,470,000	2,514,223
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,704,585
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	665,051
Standard Chartered PLC, VRN, 1.20%, 9/23/31	EUR	2,000,000	2,198,609
Svenska Handelsbanken AB, VRN, 4.625%, 8/23/32	GBP	3,000,000	3,950,293
U.S. Bancorp, VRN, 5.05%, 2/12/31		$1,568,000	1,589,012
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		3,281,000	3,295,110
Wells Fargo & Co., VRN, 5.39%, 4/24/34		1,092,000	1,096,810
Wells Fargo & Co., VRN, 5.56%, 7/25/34		736,000	746,287
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,300,000	1,144,557
Westpac Banking Corp., VRN, 5.62%, 11/20/35		2,800,000	2,776,883
Zions Bancorp NA, VRN, 6.82%, 11/19/35		1,782,000	1,758,545
			172,388,456
Beverages — 0.0%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	1,057,962
Biotechnology — 0.3%
AbbVie, Inc., 5.35%, 3/15/44		$1,212,000	1,173,197
Amgen, Inc., 5.65%, 3/2/53		1,710,000	1,642,432
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)		5,025,000	4,531,856
			7,347,485
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		4,511,000	4,332,842
Builders FirstSource, Inc., 6.375%, 3/1/34(1)		1,553,000	1,543,347
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,313,000	1,330,520
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	625,525
			7,832,234
Capital Markets — 1.7%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)		1,270,000	1,268,070
ARES Strategic Income Fund, 6.35%, 8/15/29(1)		1,515,000	1,544,697
Blackstone Private Credit Fund, 7.30%, 11/27/28		624,000	660,482
Blackstone Private Credit Fund, 5.95%, 7/16/29		570,000	573,206
Blue Owl Capital Corp., 2.875%, 6/11/28		1,755,000	1,601,483
Blue Owl Capital Corp., 5.95%, 3/15/29		999,000	991,941
Blue Owl Credit Income Corp., 7.75%, 1/15/29		1,745,000	1,834,313
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)		820,000	829,587
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)		1,736,000	1,723,942

		Principal Amount/Shares	Value
Citadel Finance LLC, 5.90%, 2/10/30(1)		$1,000,000	$993,487
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		6,508,000	6,606,889
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,868,031
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		$745,000	790,633
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		534,000	532,863
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35		1,154,000	1,190,297
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45		1,125,000	1,082,897
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,518,000	1,584,168
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)		1,256,000	1,236,577
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)		1,141,000	1,120,314
HPS Corporate Lending Fund, 5.45%, 1/14/28		1,495,000	1,494,436
HPS Corporate Lending Fund, 6.25%, 9/30/29		1,182,000	1,199,473
LPL Holdings, Inc., 5.15%, 6/15/30		5,775,000	5,796,137
Morgan Stanley, VRN, 6.63%, 11/1/34		2,835,000	3,086,680
Morgan Stanley, VRN, 5.83%, 4/19/35		581,000	600,115
Morgan Stanley, VRN, 5.52%, 11/19/55		700,000	669,195
Northern Trust Corp., VRN, 3.375%, 5/8/32		2,700,000	2,613,535
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,540,125
			48,033,573
Chemicals — 0.5%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)		$1,632,000	1,469,098
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)		1,860,000	1,543,316
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)		4,590,000	4,098,870
Celanese U.S. Holdings LLC, 6.42%, 7/15/27		1,950,000	1,967,557
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)		5,745,000	4,686,636
			13,765,477
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.50%, 2/24/55		2,629,000	2,591,747
Construction Materials — 0.2%
CRH America Finance, Inc., 5.50%, 1/9/35		1,900,000	1,929,887
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)		1,785,000	1,796,569
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)		2,506,000	2,517,567
Vulcan Materials Co., 5.70%, 12/1/54		775,000	741,506
			6,985,529
Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 11/1/31		4,953,000	5,487,776
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		535,000	551,863
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)		1,042,000	1,030,725
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)		2,582,000	2,417,429
Encore Capital Group, Inc., 9.25%, 4/1/29(1)		4,396,000	4,645,869
OneMain Finance Corp., 7.125%, 3/15/26		1,926,000	1,944,422
OneMain Finance Corp., 7.50%, 5/15/31		1,534,000	1,557,263
PRA Group, Inc., 8.875%, 1/31/30(1)		3,584,000	3,695,571
			21,330,918
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)		6,226,000	6,117,072
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26		1,478,000	1,445,646
Walmart, Inc., 4.90%, 4/28/35		666,000	674,885
			8,237,603
Containers and Packaging — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,283,000	1,276,826
Diversified Consumer Services — 0.0%
Leland Stanford Junior University, 4.68%, 3/1/35		500,000	492,357

		Principal Amount/Shares	Value
Diversified REITs — 0.9%
American Assets Trust LP, 3.375%, 2/1/31		$388,000	$338,902
American Assets Trust LP, 6.15%, 10/1/34		2,197,000	2,156,435
Boston Properties LP, 2.55%, 4/1/32		6,175,000	5,085,375
Cousins Properties LP, 5.375%, 2/15/32		1,972,000	1,955,994
Highwoods Realty LP, 4.20%, 4/15/29		2,332,000	2,226,559
Kilroy Realty LP, 2.50%, 11/15/32		765,000	592,408
Kilroy Realty LP, 2.65%, 11/15/33		2,191,000	1,656,399
Piedmont Operating Partnership LP, 9.25%, 7/20/28		3,694,000	4,002,690
Piedmont Operating Partnership LP, 6.875%, 7/15/29		681,000	694,647
Piedmont Operating Partnership LP, 3.15%, 8/15/30		533,000	456,051
Trust Fibra Uno, 4.87%, 1/15/30(1)		2,097,000	1,945,575
Trust Fibra Uno, 7.70%, 1/23/32(1)		2,753,000	2,815,518
Ventas Realty LP, 5.00%, 1/15/35		1,132,000	1,093,702
			25,020,255
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 6.375%, 3/1/41		250,000	258,959
AT&T, Inc., 5.45%, 3/1/47		1,200,000	1,113,721
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)		5,970,000	6,335,847
Sprint Capital Corp., 6.875%, 11/15/28		2,999,000	3,208,521
Verizon Communications, Inc., 2.99%, 10/30/56		2,115,000	1,258,097
			12,175,145
Electric Utilities — 1.7%
AES Andes SA, 6.25%, 3/14/32(1)		1,666,000	1,667,759
Arizona Public Service Co., 5.70%, 8/15/34		1,106,000	1,123,461
Black Hills Corp., 6.00%, 1/15/35		785,000	811,483
Chile Electricity Lux MPC II SARL, 5.67%, 10/20/35(1)		583,000	584,541
Comision Federal de Electricidad, 6.45%, 1/24/35(1)		2,889,000	2,772,186
Commonwealth Edison Co., 5.30%, 2/1/53		967,000	898,687
Duke Energy Corp., 5.00%, 8/15/52		1,475,000	1,262,900
Duke Energy Corp., 5.80%, 6/15/54		1,515,000	1,453,477
Duke Energy Progress LLC, 4.35%, 3/6/27		2,632,000	2,653,391
Duke Energy Progress LLC, 4.15%, 12/1/44		745,000	608,667
Duke Energy Progress LLC, 5.55%, 3/15/55		1,635,000	1,581,858
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,275,288
Electricite de France SA, 6.375%, 1/13/55(1)		$2,350,000	2,326,791
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		7,780,000	7,809,980
Florida Power & Light Co., 4.125%, 2/1/42		2,515,000	2,122,906
MidAmerican Energy Co., 5.85%, 9/15/54		4,515,000	4,571,449
Nevada Power Co., VRN, 6.25%, 5/15/55		1,257,000	1,239,137
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32		1,190,000	1,215,071
Northern States Power Co., 5.10%, 5/15/53		1,035,000	944,613
Northern States Power Co., 5.65%, 5/15/55(2)		1,284,000	1,274,113
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,540,000	2,493,445
Pacific Gas & Electric Co., 4.20%, 6/1/41		545,000	421,426
Palomino Funding Trust I, 7.23%, 5/17/28(1)		1,895,000	2,000,647
PECO Energy Co., 4.375%, 8/15/52		1,370,000	1,123,039
Public Service Electric & Gas Co., 5.50%, 3/1/55		1,033,000	1,005,540
SSE PLC, 8.375%, 11/20/28	GBP	1,000,000	1,500,293
Union Electric Co., 5.45%, 3/15/53		$1,045,000	995,235
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)		555,000	561,119
			48,298,502
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 5.35%, 7/30/30		1,169,000	1,200,470

		Principal Amount/Shares	Value
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)		$3,446,000	$3,536,547
Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		1,149,000	1,118,492
Financial Services — 1.6%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,485,000	2,479,139
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		950,000	956,690
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)		4,142,000	4,154,052
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,962,164
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,432,764
Corebridge Financial, Inc., 5.75%, 1/15/34		$610,000	622,285
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54		1,072,000	1,035,463
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	956,210
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	955,442
Essent Group Ltd., 6.25%, 7/1/29		$3,085,000	3,166,045
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		2,980,000	3,038,304
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,396,172
Nationwide Building Society, 5.13%, 7/29/29(1)		$2,670,000	2,718,747
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		1,725,000	1,678,035
NMI Holdings, Inc., 6.00%, 8/15/29		3,500,000	3,544,485
PayPal Holdings, Inc., 5.10%, 4/1/35		3,735,000	3,720,078
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		4,675,000	4,758,313
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)		3,428,000	3,427,502
Voya Financial, Inc., 5.00%, 9/20/34		2,421,000	2,317,034
			47,318,924
Food Products — 0.6%
Flowers Foods, Inc., 5.75%, 3/15/35		3,025,000	3,054,326
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(1)		1,305,000	1,344,253
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,120,000	1,014,633
Mars, Inc., 5.20%, 3/1/35(1)		4,264,000	4,282,541
Mars, Inc., 3.875%, 4/1/39(1)		436,000	376,178
Mars, Inc., 5.65%, 5/1/45(1)		2,550,000	2,534,202
Mars, Inc., 5.70%, 5/1/55(1)		1,493,000	1,472,733
Minerva Luxembourg SA, 8.875%, 9/13/33(1)		4,455,000	4,755,124
			18,833,990
Gas Utilities — 0.1%
Boston Gas Co., 5.84%, 1/10/35(1)		573,000	590,476
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		592,000	557,891
Excelerate Energy LP, 8.00%, 5/15/30(1)(2)		986,000	1,002,601
			2,150,968
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		1,948,000	1,971,906
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,160,000	1,087,511
			3,059,417
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		5,768,000	5,819,353
Health Care Providers and Services — 0.9%
Cardinal Health, Inc., 5.35%, 11/15/34		2,215,000	2,224,581
CVS Health Corp., 6.00%, 6/1/44		1,640,000	1,589,716
CVS Health Corp., VRN, 7.00%, 3/10/55		2,748,000	2,786,605
HCA, Inc., 6.20%, 3/1/55		1,060,000	1,039,775
Humana, Inc., 5.75%, 4/15/54		843,000	773,934
Icon Investments Six DAC, 6.00%, 5/8/34		1,196,000	1,195,082
IQVIA, Inc., 5.00%, 5/15/27(1)		1,605,000	1,593,527

		Principal Amount/Shares	Value
IQVIA, Inc., 6.25%, 2/1/29		$1,715,000	$1,783,670
Kaiser Foundation Hospitals, 3.00%, 6/1/51		505,000	322,541
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		2,576,000	2,573,374
Tenet Healthcare Corp., 5.125%, 11/1/27		4,943,000	4,905,909
Tenet Healthcare Corp., 6.125%, 10/1/28		1,855,000	1,851,908
UnitedHealth Group, Inc., 5.50%, 7/15/44		1,601,000	1,554,314
UnitedHealth Group, Inc., 5.05%, 4/15/53		1,755,000	1,552,850
Universal Health Services, Inc., 5.05%, 10/15/34		1,720,000	1,607,370
			27,355,156
Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		3,868,000	3,574,683
Carnival Corp., 4.00%, 8/1/28(1)		2,450,000	2,338,390
Expedia Group, Inc., 5.40%, 2/15/35		3,144,000	3,096,813
Hyatt Hotels Corp., 5.75%, 3/30/32		2,611,000	2,617,588
International Game Technology PLC, 5.25%, 1/15/29(1)		5,930,000	5,803,143
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,190,000	2,192,444
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		4,005,000	4,087,131
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)		6,857,000	6,880,608
			30,590,800
Household Durables — 0.2%
Dr. Horton, Inc., 4.85%, 10/15/30(2)		2,059,000	2,068,854
KB Home, 4.80%, 11/15/29		1,658,000	1,601,846
Meritage Homes Corp., 5.65%, 3/15/35		2,048,000	1,999,770
			5,670,470
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., VRN, 6.95%, 7/15/55		1,620,000	1,514,845
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)		4,709,764	4,680,328
Saavi Energia SARL, 8.875%, 2/10/35(1)		4,015,000	4,040,093
			10,235,266
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)		2,050,000	1,997,690
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28		1,204,000	1,280,508
Insurance — 0.8%
Allstate Corp., 5.55%, 5/9/35		753,000	774,147
American International Group, Inc., 4.375%, 6/30/50		848,000	690,934
American International Group, Inc., VRN, 5.75%, 4/1/48		536,000	529,587
Athene Global Funding, 5.53%, 7/11/31(1)		1,363,000	1,385,716
Beacon Funding Trust, 6.27%, 8/15/54(1)		2,535,000	2,481,825
CNO Financial Group, Inc., 6.45%, 6/15/34		1,765,000	1,822,819
Credit Agricole Assurances SA, VRN, 4.75%, 9/27/48	EUR	1,100,000	1,294,805
F&G Annuities & Life, Inc., 6.50%, 6/4/29		$476,000	485,388
F&G Annuities & Life, Inc., 6.25%, 10/4/34		628,000	606,219
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		2,535,000	2,394,982
Lincoln National Corp., 7.00%, 6/15/40		2,670,000	2,953,817
MetLife, Inc., 6.40%, 12/15/66		985,000	975,723
Prudential Financial, Inc., VRN, 6.50%, 3/15/54		1,525,000	1,533,600
Reinsurance Group of America, Inc., VRN, 6.65%, 9/15/55		1,021,000	991,873
Rothesay Life PLC, 7.73%, 5/16/33	GBP	2,500,000	3,555,479
			22,476,914
Interactive Media and Services — 0.1%
Snap, Inc., 6.875%, 3/1/33(1)		$2,379,000	2,378,002
IT Services — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29		1,731,000	1,793,406

		Principal Amount/Shares	Value
Kyndryl Holdings, Inc., 3.15%, 10/15/31		$2,325,000	$2,041,657
Kyndryl Holdings, Inc., 4.10%, 10/15/41		764,000	576,309
			4,411,372
Machinery — 0.4%
AGCO Corp., 5.80%, 3/21/34		1,096,000	1,089,431
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,900,000	7,167,296
Nordson Corp., 4.50%, 12/15/29		1,720,000	1,706,767
Weir Group PLC, 5.35%, 5/6/30(1)(2)		2,675,000	2,688,453
			12,651,947
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		2,728,718	2,803,758
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		7,275,000	7,181,594
Comcast Corp., 5.65%, 6/1/54		4,210,000	4,067,963
Lamar Media Corp., 3.75%, 2/15/28		4,045,000	3,862,702
Nexstar Media, Inc., 5.625%, 7/15/27(1)		6,020,000	5,969,017
Sirius XM Radio LLC, 3.125%, 9/1/26(1)		8,220,000	8,006,213
TEGNA, Inc., 4.75%, 3/15/26(1)		6,348,000	6,276,316
			35,363,805
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)		3,676,000	3,560,605
CSN Inova Ventures, 6.75%, 1/28/28(1)		5,235,000	4,888,413
Glencore Funding LLC, 5.19%, 4/1/30(1)		3,800,000	3,848,809
Glencore Funding LLC, 5.89%, 4/4/54(1)		885,000	835,656
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34		1,599,000	1,626,736
Rio Tinto Finance USA PLC, 5.75%, 3/14/55		2,105,000	2,079,146
			16,839,365
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)		3,785,000	3,771,073
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		5,045,000	4,833,967
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		6,490,000	6,674,673
			15,279,713
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41		2,430,000	2,138,185
Engie SA, 5.875%, 4/10/54(1)		1,750,000	1,703,107
Sempra, 3.25%, 6/15/27		925,000	899,249
WEC Energy Group, Inc., 5.60%, 9/12/26		201,000	203,809
			4,944,350
Oil, Gas and Consumable Fuels — 2.5%
3R Lux SARL, 9.75%, 2/5/31(1)		3,219,000	3,161,654
BP Capital Markets America, Inc., 3.06%, 6/17/41		905,000	652,537
Cheniere Energy, Inc., 4.625%, 10/15/28		1,540,000	1,525,707
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		1,805,000	1,788,230
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,440,000	1,488,707
Diamondback Energy, Inc., 6.25%, 3/15/33		1,020,000	1,065,723
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,394,977
Energy Transfer LP, 6.55%, 12/1/33		2,290,000	2,412,186
Energy Transfer LP, 6.125%, 12/15/45		1,345,000	1,273,399
Eni SpA, 4.25%, 5/19/33	EUR	3,000,000	3,572,581
Eni SpA, 5.95%, 5/15/54(1)		$1,389,000	1,309,259
Expand Energy Corp., 6.75%, 4/15/29(1)		6,406,000	6,458,696
Expand Energy Corp., 5.375%, 3/15/30		3,906,000	3,881,693
Geopark Ltd., 8.75%, 1/31/30(1)		4,140,000	3,583,473
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)		2,634,000	2,654,558

	Principal Amount/Shares	Value
Matador Resources Co., 6.50%, 4/15/32(1)	$2,475,000	$2,386,996
Northern Natural Gas Co., 5.625%, 2/1/54(1)	615,000	581,816
Occidental Petroleum Corp., 5.375%, 1/1/32	1,629,000	1,551,077
Occidental Petroleum Corp., 6.45%, 9/15/36	640,000	624,121
Petroleos Mexicanos, 6.49%, 1/23/27	4,444,000	4,345,035
Petroleos Mexicanos, 6.50%, 3/13/27	8,387,000	8,199,858
Petroleos Mexicanos, 5.35%, 2/12/28	11,527,000	10,661,767
SM Energy Co., 6.75%, 9/15/26	4,022,000	3,989,060
Sunoco LP, 7.00%, 5/1/29(1)	2,571,000	2,645,862
		73,208,972
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	2,524,000	2,360,868
Passenger Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	9,222,000	9,056,419
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	6,281,991	6,245,367
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	4,875,000	4,570,312
Latam Airlines Group SA, 7.875%, 4/15/30(1)	3,967,000	3,887,660
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	4,439,920	4,457,453
		28,217,211
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	615,000	603,448
Bristol-Myers Squibb Co., 5.55%, 2/22/54	1,475,000	1,422,207
		2,025,655
Professional Services — 0.2%
Paychex, Inc., 5.10%, 4/15/30	2,428,000	2,465,166
Paychex, Inc., 5.35%, 4/15/32	3,225,000	3,277,206
		5,742,372
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	771,000	665,398
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc., 5.20%, 4/15/32	875,000	889,584
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	2,455,000	2,487,887
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	847,000	864,628
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	730,000	733,807
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,141,000	1,163,854
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	947,000	984,175
Intel Corp., 3.90%, 3/25/30	2,090,000	1,995,796
Intel Corp., 5.15%, 2/21/34	1,065,000	1,037,706
Intel Corp., 5.70%, 2/10/53	940,000	838,122
Intel Corp., 5.60%, 2/21/54	881,000	778,034
Micron Technology, Inc., 5.30%, 1/15/31	3,345,000	3,361,466
		15,135,059
Software — 0.5%
AppLovin Corp., 5.375%, 12/1/31	1,400,000	1,413,641
Oracle Corp., 5.25%, 2/3/32	1,806,000	1,831,843
Oracle Corp., 3.60%, 4/1/40	2,533,000	1,975,823
Oracle Corp., 6.00%, 8/3/55	1,190,000	1,158,610
Oracle Corp., 5.50%, 9/27/64	820,000	728,386
Synopsys, Inc., 5.00%, 4/1/32	5,402,000	5,442,312
Synopsys, Inc., 5.70%, 4/1/55	2,150,000	2,079,851
		14,630,466
Specialized REITs — 0.2%
Crown Castle, Inc., 5.20%, 9/1/34	1,051,000	1,031,614
EPR Properties, 4.95%, 4/15/28	2,250,000	2,224,727

		Principal Amount/Shares	Value
EPR Properties, 3.75%, 8/15/29		$835,000	$781,855
VICI Properties LP, 5.75%, 4/1/34		310,000	311,952
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,765,000	2,610,644
			6,960,792
Specialty Retail — 0.1%
Beacon Roofing Supply, Inc., 6.75%, 4/30/32(1)		1,620,000	1,628,240
Home Depot, Inc., 5.30%, 6/25/54		985,000	936,171
			2,564,411
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 5.30%, 4/1/32		1,377,000	1,380,754
Textiles, Apparel and Luxury Goods — 0.0%
Tapestry, Inc., 5.50%, 3/11/35		978,000	952,976
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)		305,000	313,096
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		308,000	311,343
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)		2,212,000	2,243,859
			2,868,298
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33		3,853,000	4,176,357
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(1)	GBP	3,000,000	3,693,247
			7,869,604
TOTAL CORPORATE BONDS (Cost $837,412,323)			842,102,401
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47		$521,130	512,005
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47		312,123	306,261
			818,266
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.9%
FHLMC, 2.00%, 6/1/36		4,532,943	4,163,711
FHLMC, 6.00%, 2/1/38		570	598
FHLMC, 3.50%, 2/1/49		7,064,058	6,484,616
FHLMC, 3.50%, 5/1/50		4,591,616	4,185,816
FHLMC, 2.50%, 10/1/50		5,717,131	4,763,169
FHLMC, 2.50%, 5/1/51		157,245	132,340
FHLMC, 3.50%, 5/1/51		9,624,322	8,743,723
FHLMC, 2.00%, 8/1/51		17,521,379	14,036,474
FHLMC, 3.00%, 12/1/51		5,897,562	5,146,250
FHLMC, 3.50%, 5/1/52		903,137	816,899
FHLMC, 3.50%, 5/1/52		300,923	274,204
FHLMC, 4.00%, 5/1/52		314,816	294,148
FHLMC, 5.00%, 8/1/52		6,432,052	6,352,706
FHLMC, 4.50%, 10/1/52		5,107,229	4,895,821
FHLMC, 6.00%, 11/1/52		5,692,453	5,798,025
FHLMC, 6.00%, 1/1/53		4,375,316	4,460,218
FHLMC, 6.00%, 8/1/53		5,481,056	5,625,321
FHLMC, 6.50%, 11/1/53		5,366,339	5,552,977
FHLMC, 5.50%, 4/1/54		10,469,114	10,524,359
FNMA, 2.00%, 5/1/36		5,337,255	4,913,182
FNMA, 3.50%, 10/1/40		690,706	647,260
FNMA, 4.50%, 9/1/41		4,954	4,900
FNMA, 3.50%, 5/1/42		14,638	13,716
FNMA, 4.00%, 2/1/46		98,825	93,784
FNMA, 4.00%, 3/1/50		7,051,941	6,578,896
FNMA, 2.50%, 6/1/50		8,655,272	7,301,242

	Principal Amount/Shares	Value
FNMA, 2.50%, 10/1/50	$5,627,693	$4,710,852
FNMA, 2.50%, 12/1/50	6,990,792	5,822,983
FNMA, 2.50%, 2/1/51	1,165,003	981,830
FNMA, 4.00%, 3/1/51	9,436,704	8,895,485
FNMA, 2.50%, 12/1/51	5,661,889	4,773,828
FNMA, 2.50%, 2/1/52	2,264,711	1,897,805
FNMA, 3.00%, 2/1/52	5,560,263	4,873,138
FNMA, 2.50%, 3/1/52	14,357,866	12,086,876
FNMA, 3.00%, 4/1/52	15,449,402	13,620,976
FNMA, 3.50%, 4/1/52	189,780	171,536
FNMA, 3.00%, 5/1/52	248,324	219,551
FNMA, 3.50%, 5/1/52	9,142,531	8,289,794
FNMA, 3.50%, 5/1/52	5,690,891	5,156,356
FNMA, 3.50%, 5/1/52	629,411	570,292
FNMA, 3.50%, 5/1/52	571,110	523,411
FNMA, 4.00%, 5/1/52	6,863,831	6,412,900
FNMA, 3.00%, 6/1/52	13,868,209	12,154,439
FNMA, 3.00%, 6/1/52	95,636	84,555
FNMA, 5.00%, 8/1/52	2,680,346	2,634,580
FNMA, 4.50%, 9/1/52	6,008,224	5,788,390
FNMA, 5.00%, 10/1/52	10,291,640	10,180,290
FNMA, 5.50%, 10/1/52	4,155,575	4,159,854
FNMA, 5.00%, 1/1/53	11,725,190	11,521,310
FNMA, 5.50%, 1/1/53	4,979,672	4,991,431
FNMA, 6.50%, 1/1/53	7,099,846	7,354,738
FNMA, 5.50%, 3/1/53	12,249,133	12,348,574
FNMA, 4.50%, 6/1/53	12,227,169	11,836,793
FNMA, 4.50%, 8/1/53	13,778,933	13,297,989
FNMA, 6.00%, 9/1/53	4,503,499	4,588,669
FNMA, 6.00%, 9/1/53	4,360,196	4,468,849
FNMA, 5.50%, 3/1/54	12,535,358	12,543,421
FNMA, 6.00%, 5/1/54	5,976,748	6,085,729
FNMA, 4.00%, 3/1/51	7,333,820	6,913,269
GNMA, 2.50%, TBA	17,047,000	14,531,217
GNMA, 5.00%, TBA	4,485,000	4,400,506
GNMA, 5.50%, TBA	32,200,000	32,192,829
GNMA, 6.00%, 7/15/33	1,364	1,404
GNMA, 4.50%, 10/15/39	1,750	1,717
GNMA, 5.00%, 10/15/39	3,240	3,276
GNMA, 4.50%, 1/15/40	2,610	2,562
GNMA, 4.00%, 12/15/40	2,818	2,663
GNMA, 4.50%, 12/15/40	8,849	8,671
GNMA, 3.50%, 6/20/42	1,609,735	1,499,937
GNMA, 3.00%, 5/20/50	1,094,648	973,459
GNMA, 3.00%, 7/20/50	2,899,006	2,575,998
GNMA, 2.50%, 2/20/51	6,379,414	5,443,531
GNMA, 3.50%, 6/20/51	2,488,865	2,275,171
GNMA, 3.00%, 7/20/51	8,446,967	7,489,309
GNMA, 2.00%, 12/20/51	15,661,343	12,792,391
GNMA, 4.00%, 9/20/52	9,967,931	9,322,786
GNMA, 4.50%, 9/20/52	4,614,893	4,447,178
GNMA, 4.50%, 10/20/52	10,210,663	9,839,589
UMBS, 5.00%, TBA	119,108,000	116,612,759
UMBS, 5.50%, TBA	72,356,000	72,211,105

		Principal Amount/Shares	Value
UMBS, 4.00%, TBA		$15,935,000	$14,852,668
			633,245,574
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $636,130,512)			634,063,840
SOVEREIGN GOVERNMENTS AND AGENCIES — 21.2%
Australia — 1.7%
Australia Government Bonds, 3.00%, 11/21/33	AUD	7,325,000	4,346,650
Australia Government Bonds, 3.75%, 5/21/34	AUD	8,250,000	5,161,832
Australia Government Bonds, 3.50%, 12/21/34	AUD	20,000,000	12,200,431
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	3,003,415
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,104,748
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,210,809
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	11,684,489
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,266,479
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,675,237
			48,654,090
Austria — 1.9%
Republic of Austria Government Bonds, 3.45%, 10/20/30(1)	EUR	46,000,000	55,246,115
Belgium — 2.0%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(1)	EUR	19,500,000	22,036,095
Kingdom of Belgium Government Bonds, 5.00%, 3/28/35(1)	EUR	18,000,000	23,947,436
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,607,002
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,373,435
Kingdom of Belgium Government Bonds, 3.30%, 6/22/54(1)	EUR	1,450,000	1,506,094
			56,470,062
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		$4,000,000	3,929,217
Canada — 0.9%
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,188,342
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	20,994,890
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,565,915
			26,749,147
China — 4.0%
China Government Bonds, 2.64%, 1/15/28	CNY	129,000,000	18,307,167
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	40,107,747
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	13,063,075
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,422,040
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,831,508
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	17,478,877
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	7,110,922
			114,321,336
Colombia — 0.2%
Colombia Government International Bonds, 8.50%, 4/25/35		$2,770,000	2,817,696
Colombia Government International Bonds, 8.00%, 11/14/35		880,000	865,093
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,118,325
			5,801,114
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,994,479
Denmark — 0.2%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	5,013,163
Germany — 1.0%
Bundesrepublik Deutschland Bundesanleihe, 6.25%, 1/4/30	EUR	8,000,000	10,798,132
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30(3)	EUR	10,000,000	10,340,178
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	997,130
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(3)	EUR	3,600,000	2,039,959

		Principal Amount/Shares	Value
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	6,660,000	$6,036,296
			30,211,695
Indonesia — 0.4%
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	181,530,000,000	10,811,035
Israel — 0.1%
Israel Government Bonds - Fixed, 2.80%, 11/29/52	ILS	10,000,000	1,988,490
Italy — 0.8%
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	992,781
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	7,104,137
Italy Buoni Poliennali Del Tesoro, 4.20%, 3/1/34	EUR	3,000,000	3,629,989
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,277,916
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,314,761
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	350,800
			22,670,384
Japan — 3.9%
Japan Government Forty Year Bonds, 1.40%, 3/20/55	JPY	125,000,000	650,674
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,772,013
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	8,628,782
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	10,064,053
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	3,035,056
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	3,260,034
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	6,110,377
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	8,057,744
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,451,079
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	2,000,986
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,690,333
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,510,323
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	9,353,930
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	5,860,861
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	6,525,212
Japan Government Thirty Year Bonds, 2.20%, 6/20/54	JPY	680,000,000	4,338,150
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,586,063
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,600,450
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,566,254
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	6,059,016
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,567,694
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	5,015,022
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,963,420
			113,667,526
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(1)		$4,800,000	4,436,928
Malaysia — 0.3%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,141,153
Mexico — 0.3%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	7,635,665
New Zealand — 0.1%
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,342,723
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	261,014
Panama — 0.4%
Panama Government International Bonds, 6.875%, 1/31/36		$12,618,000	12,222,676
Peru — 0.0%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	607,437
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,542,278

		Principal Amount/Shares	Value
Saudi Arabia — 0.8%
Saudi Government International Bonds, 4.75%, 1/16/30(1)		$6,800,000	$6,837,485
Saudi Government International Bonds, 3.375%, 3/5/32(1)	EUR	14,250,000	16,208,177
			23,045,662
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,346,182
Spain — 0.3%
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,230,144
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,735,617
			8,965,761
Sweden — 0.2%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,905,698
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,809,222
			4,714,920
Thailand — 0.3%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	8,874,247
United Kingdom — 0.8%
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	12,211,004
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,199,356
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,337,776
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,329,554
			22,077,690
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $658,271,837)			611,742,189
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.3%
Private Sponsor Collateralized Mortgage Obligations — 8.9%
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)		$9,187,347	9,278,954
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)		3,451,286	3,486,166
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)		8,952,997	9,036,888
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)		9,993,342	10,014,715
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)		4,317,301	4,320,743
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)		8,541,618	8,671,464
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)		14,172,853	14,190,302
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 6.40%, 5/25/65(1)		4,482,000	4,548,345
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)		12,902,356	12,968,347
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)		9,469,087	9,550,996
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)		12,978,433	12,970,288
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)		10,619,450	10,658,104
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)		8,488,034	8,492,107
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)		6,397,672	6,400,216
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)		13,197,390	13,331,347
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)		5,560,448	5,604,444
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)		8,467,354	8,573,562
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)		6,431,258	6,457,907
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)		9,761,888	9,791,478
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)		7,758,618	7,862,466
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)		4,188,004	4,203,424
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)		6,023,744	6,054,869
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)		5,834,012	5,841,864
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)		12,338,702	12,348,848
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)		3,285,740	3,288,464
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)		7,807,590	7,891,014
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)		3,827,087	3,826,918
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)		5,098,511	5,100,545
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)		10,151,169	10,145,949

	Principal Amount/Shares	Value
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	$12,099,828	$12,104,071
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	7,715,269	7,747,000
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	2,557,314	2,585,715
		257,347,520
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,558,635	1,579,915
FNMA, Series 2023-R05, Class 1M1, VRN, 6.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	5,644,893	5,689,262
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	4,346,009	4,333,579
		11,602,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,653,099)		268,950,276
CONVERTIBLE PREFERRED SECURITIES — 8.7%
Banks — 7.7%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	8,350,000	8,449,590
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,800,000	3,661,793
Banco de Sabadell SA, 5.00%	3,000,000	3,380,335
Banco Santander SA, 4.125%	1,000,000	1,103,113
Banco Santander SA, 4.375%	2,000,000	2,255,968
Banco Santander SA, 4.75%	12,800,000	12,107,117
Barclays PLC, 6.125%	11,505,000	11,452,190
Barclays PLC, 6.375%	2,500,000	3,349,488
BNP Paribas SA, 4.625%(1)	11,756,000	11,138,393
BNP Paribas SA, 7.375%	2,400,000	2,933,086
Commerzbank AG, 6.125%	10,000,000	11,485,148
Cooperatieve Rabobank UA, 3.10%	1,200,000	1,269,359
Cooperatieve Rabobank UA, 3.25%	3,400,000	3,762,621
Credit Agricole SA, 7.25%	3,000,000	3,625,263
Credit Agricole SA, 8.125%(1)	9,335,000	9,462,619
Danske Bank AS, 4.375%	11,100,000	10,877,167
Erste Group Bank AG, 4.25%	4,000,000	4,371,444
HSBC Holdings PLC, 6.00%	11,350,000	11,232,371
ING Groep NV, 5.75%	11,435,000	11,257,636
Intesa Sanpaolo SpA, 5.875%	1,000,000	1,138,251
Intesa Sanpaolo SpA, 7.70%(1)	13,810,000	13,887,505
La Banque Postale SA, 3.875%	2,000,000	2,225,361
Lloyds Banking Group PLC, 7.50%	11,230,000	11,223,533
Macquarie Bank Ltd., 6.125%(1)	3,588,000	3,573,490
NatWest Group PLC, 5.125%	2,000,000	2,572,475
NatWest Group PLC, 6.00%	3,990,000	3,975,397
NatWest Group PLC, 8.00%	7,155,000	7,180,229
Nordea Bank Abp, 6.625%(1)	14,035,000	14,073,709
Skandinaviska Enskilda Banken AB, 6.875%	6,000,000	6,086,250
Societe Generale SA, 4.75%(1)	10,572,000	10,220,532
Societe Generale SA, 7.875%	2,000,000	2,398,056
Standard Chartered PLC, 6.00%(1)	9,340,000	9,344,038
UniCredit SpA, 3.875%	4,200,000	4,615,853
UniCredit SpA, 5.375%	3,500,000	3,991,939
		223,681,319
Capital Markets — 0.7%
Deutsche Bank AG, 6.00%	7,800,000	7,658,329
Deutsche Bank AG, 8.13%	1,800,000	1,785,353
UBS Group AG, 5.125%	10,725,000	10,577,085
		20,020,767
Insurance — 0.3%
Allianz SE, 3.50%(1)	3,400,000	3,273,212

	Principal Amount/Shares	Value
CNP Assurances SACA, 4.75%	3,500,000	$3,985,269
		7,258,481
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $244,811,407)		250,960,567
PREFERRED SECURITIES — 2.5%
Banks — 0.9%
Bank of Nova Scotia, 4.90%	8,315,000	8,300,824
Citigroup, Inc., 3.875%	5,515,000	5,377,442
Citizens Financial Group, Inc., 5.65%	3,063,000	3,047,613
Comerica, Inc., 5.625%	6,780,000	6,740,073
Fifth Third Bancorp, 4.50%	2,490,000	2,463,467
M&T Bank Corp., 5.125%	163,000	158,262
		26,087,681
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	5,899,000	5,719,897
Charles Schwab Corp., 5.375%	85,000	84,931
		5,804,828
Consumer Finance — 0.1%
American Express Co., 3.55%	3,800,000	3,645,465
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 2.88%	2,000,000	2,221,661
Electric Utilities — 0.2%
Edison International, 5.00%	4,537,000	4,024,978
Edison International, 5.375%	1,602,000	1,505,550
		5,530,528
Insurance — 0.2%
Markel Group, Inc., 6.00%	5,180,000	5,169,262
Multi-Utilities — 0.2%
Sempra, 4.875%	5,975,000	5,910,370
Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC, 4.375%	3,500,000	3,484,988
Energy Transfer LP, 6.50%	4,047,000	4,029,167
Eni SpA, 3.375%	3,700,000	4,069,061
		11,583,216
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	8,255,000	8,041,304
TOTAL PREFERRED SECURITIES (Cost $73,581,217)		73,994,315
COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	$3,087,687	3,079,548
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 5.66%, (3-month SOFR plus 1.40%), 1/15/33(1)	5,097,534	5,110,307
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,809,511
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.03%, (3-month SOFR plus 1.75%), 1/17/38(1)	7,625,000	7,465,092
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,978,553
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 6.19%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	4,982,729
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(1)	8,750,000	8,681,749
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	3,525,000	3,457,962
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.64%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,207,613
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.01%, (3-month SOFR plus 1.75%), 1/15/38(1)	7,975,000	7,808,555
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.14%, (1-month SOFR plus 1.81%), 12/15/35(1)	1,525,443	1,526,570
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.22%, (3-month SOFR plus 1.96%), 1/16/31(1)	3,750,000	3,759,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.53%, (3-month SOFR plus 2.26%), 7/19/30(1)	4,500,000	4,501,171
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.16%, (3-month SOFR plus 1.90%), 1/15/38(1)	8,100,000	8,023,436
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $73,445,133)		73,391,796

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 2.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	$2,600,000	$2,494,585
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	3,307,849	3,078,780
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,796,224	6,762,125
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	1,746,000	1,664,319
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	6,300,000	6,101,395
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	836,291	826,527
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	5,095,868	5,137,198
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)	4,057,000	4,006,926
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	8,675,000	8,279,476
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,096,231	1,020,955
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	11,378,333
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	5,800,000	5,951,760
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	335,953	328,337
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,525,423
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,800,000	4,772,423
TOTAL ASSET-BACKED SECURITIES (Cost $63,152,218)		65,328,562
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,017,902
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,247,691
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,010,254
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,511,642
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,395,860
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,002,843
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,652,284
BX Trust, Series 2018-GW, Class A, VRN, 5.42%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,042,566
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,663,590
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,485,242
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,994,942
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,413,236
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	11,242,000	11,524,091
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	2,008,000	1,774,072
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,250,000	4,275,231
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,731,820
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,577,531
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $62,449,823)		64,320,797
U.S. TREASURY SECURITIES — 1.0%
U.S. Treasury Notes, 5.00%, 8/31/25(4) (Cost $28,373,958)	28,342,000	28,398,588
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51	825,000	537,289
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	243,243	200,224
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	578,710
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,818,489
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	891,612
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	255,000	273,967
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,195,954
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	280,916
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	308,971
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	602,655
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	416,862
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	284,670

	Principal Amount/Shares	Value
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)	$120,000	$121,973
State of California GO, 7.60%, 11/1/40	20,000	24,304
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AGC)	470,000	474,712
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AGC)	710,000	712,825
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AGC)	1,295,000	1,301,814
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	232,320
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	472,517
University of California Rev., 3.07%, 5/15/51	670,000	448,529
TOTAL MUNICIPAL SECURITIES (Cost $13,212,180)		11,179,313
EXCHANGE-TRADED FUNDS — 0.3%
Invesco Senior Loan ETF (Cost $8,860,859)	418,674	8,674,925
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,500,086)	$2,000,000	2,276,393
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $1,828,694)	1,818,814	1,818,587
SHORT-TERM INVESTMENTS — 7.0%
Commercial Paper(7) — 4.2%
Lion Bay Funding LLC, 4.44%, 5/1/25(1)	80,000,000	79,990,384
Overwatch Alpha Funding LLC, 4.45%, 5/1/25(1)	41,325,000	41,320,020
		121,310,404
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class(8)	3,013,220	3,013,220
Repurchase Agreements — 2.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $8,655,065), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $8,483,777)		8,482,759
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $69,212,147), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $67,863,218)		67,855,000
		76,337,759
TOTAL SHORT-TERM INVESTMENTS (Cost $200,675,979)		200,661,383
TOTAL INVESTMENT SECURITIES — 108.6% (Cost $3,172,359,325)		3,137,863,932
OTHER ASSETS AND LIABILITIES — (8.6)%		(247,799,993)
TOTAL NET ASSETS — 100.0%		$2,890,063,939

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,598,399	AUD	74,270,126	Morgan Stanley	6/18/25	$(999,864)
USD	34,882,373	CAD	50,015,257	Morgan Stanley	6/18/25	(1,484,985)
USD	111,851,677	CNY	806,730,224	JPMorgan Chase Bank N.A.	5/30/25	(155,894)
USD	2,330,892	COP	9,818,765,948	Goldman Sachs & Co.	6/18/25	21,844
USD	5,796,000	CZK	132,377,503	Morgan Stanley	6/18/25	(219,947)
USD	4,879,668	DKK	33,227,605	Morgan Stanley	6/18/25	(179,657)
EUR	6,625,807	USD	7,455,147	Bank of America N.A.	6/18/25	71,177
EUR	2,097,889	USD	2,389,042	Bank of America N.A.	6/18/25	(6,028)
EUR	2,194,885	USD	2,500,482	Citibank N.A.	6/18/25	(7,289)
EUR	5,422,605	USD	5,872,066	Goldman Sachs & Co.	6/18/25	287,527
EUR	8,052,765	USD	8,724,070	Morgan Stanley	6/18/25	423,150
USD	344,193,609	EUR	316,368,668	Citibank N.A.	6/18/25	(15,172,864)
USD	17,156,276	EUR	15,733,480	JPMorgan Chase Bank N.A.	6/18/25	(715,548)
USD	756,504	GBP	568,069	Bank of America N.A.	6/18/25	(697)
USD	68,390,727	GBP	52,914,038	Morgan Stanley	6/18/25	(2,140,409)
USD	1,456,289	GBP	1,126,068	Morgan Stanley	6/18/25	(44,690)
USD	10,876,279	IDR	179,714,198,789	Morgan Stanley	6/18/25	36,461
USD	1,992,702	ILS	7,252,265	UBS AG	6/18/25	(2,481)
JPY	265,034,770	USD	1,771,882	Bank of America N.A.	6/18/25	91,584
USD	114,363,723	JPY	16,816,503,814	Morgan Stanley	6/18/25	(3,873,497)
USD	661,498	JPY	93,945,136	Morgan Stanley	6/18/25	967
USD	7,329,545	MXN	151,097,817	JPMorgan Chase Bank N.A.	6/18/25	(329,978)
USD	8,012,153	MYR	35,201,050	Morgan Stanley	6/18/25	(159,920)
USD	2,247,969	NZD	3,929,411	Morgan Stanley	6/18/25	(89,423)
USD	3,373,857	PLN	13,028,550	UBS AG	6/18/25	(68,850)
USD	4,560,114	SEK	45,788,596	Morgan Stanley	6/18/25	(189,878)
USD	3,238,517	SGD	4,290,478	Bank of America N.A.	6/18/25	(54,521)
USD	8,560,752	THB	287,529,970	Citibank N.A.	6/18/25	(74,100)
USD	22,265,311	ZAR	409,206,857	Citibank N.A.	6/18/25	341,983
ZAR	386,768,327	USD	21,093,355	JPMorgan Chase Bank N.A.	6/18/25	(372,175)
						$(25,068,002)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	716	June 2025	$52,730,053	$1,443,207
Euro-Bund 10-Year Bonds	923	June 2025	137,791,938	866,349
Euro-OAT 10-Year Bonds	930	June 2025	132,368,145	946,725
Japanese 10-Year Government Bonds	25	June 2025	24,592,600	478,843
Japanese 10-Year Mini Government Bonds	174	June 2025	17,116,450	306,707
Korean Treasury 10-Year Bonds	490	June 2025	41,823,215	674,935
U.K. Gilt 10-Year Bonds	1,011	June 2025	126,005,150	492,854
U.S. Treasury 10-Year Ultra Notes	1,079	June 2025	123,798,391	2,461,271
U.S. Treasury Long Bonds	266	June 2025	31,022,250	(264,441)
U.S. Treasury Ultra Bonds	432	June 2025	52,285,500	(971,905)
			$739,533,692	$6,434,545
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Schatz 2-Year Bonds	994	June 2025	$121,129,565	$(915,957)
U.S. Treasury 2-Year Notes	1,996	June 2025	415,464,282	(2,790,504)
U.S. Treasury 10-Year Notes	1,014	June 2025	113,789,813	(1,881,320)
			$650,383,660	$(5,587,781)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/30		$20,762,000	$757,457	$114,984	$872,441
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	37,000,000	2,565,532	378,140	2,943,672
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	52,800,000	1,001,117	(40,425)	960,692
Markit iTraxx Europe Senior Financial Index Series 43	Sell	1.00%	6/20/30	EUR	40,000,000	608,183	32,839	641,022
						$4,932,289	$485,538	$5,417,827
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$415	$(145)	$270

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AUD	–	Australian Dollar
BBSW	–	Bank Bill Swap Rates
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,227,937,659, which represented 42.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,385,594.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $2,477,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,172,359,325)	$3,137,863,932
Cash	1,200,450
Receivable for investments sold	26,426,069
Receivable for capital shares sold	461,417
Receivable for variation margin on futures contracts	1,431,223
Unrealized appreciation on forward foreign currency exchange contracts	1,274,693
Interest and dividends receivable	26,189,394
3,194,847,178

Liabilities
Payable for collateral received for forward commitments	2,477,000
Foreign currency overdraft payable, at value (cost of $19)	20
Payable for collateral received for forward foreign currency exchange contracts	1,140,000
Payable for investments purchased	273,212,278
Payable for capital shares redeemed	155,303
Payable for variation margin on futures contracts	786,904
Payable for variation margin on swap agreements	253,644
Unrealized depreciation on forward foreign currency exchange contracts	26,342,695
Accrued management fees	411,488
Distribution and service fees payable	436
Accrued foreign taxes	3,471
304,783,239

Net Assets	$2,890,063,939

Net Assets Consist of:
Capital paid in	$3,218,066,259
Distributable earnings (loss)	(328,002,320)
$2,890,063,939

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$358,099,480	41,123,904	$8.71
I Class	$190,964,225	21,842,760	$8.74
Y Class	$96,867,703	11,063,828	$8.76
A Class	$1,360,175	157,288	$8.65
C Class	$63,477	7,503	$8.46
R Class	$325,763	37,926	$8.59
R5 Class	$595,131	68,137	$8.73
R6 Class	$6,488,008	742,692	$8.74
G Class	$2,235,299,977	255,158,910	$8.76
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.06 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $12,659)	$71,888,891
Dividends	1,099,052
72,987,943

Expenses:
Management fees	9,339,415
Interest expenses	161,090
Distribution and service fees:
A Class	1,715
C Class	317
R Class	538
Trustees' fees and expenses	94,649
9,597,724
Fees waived - G Class	(6,827,015)
2,770,709

Net investment income (loss)	70,217,234

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $1,412)	(32,241,538)
Forward foreign currency exchange contract transactions	39,726,986
Futures contract transactions	(15,382,851)
Swap agreement transactions	(5,227,313)
Foreign currency translation transactions	225,661
(12,899,055)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $18,191)	48,349,985
Forward foreign currency exchange contracts	(53,808,542)
Futures contracts	11,791,499
Swap agreements	3,146,666
Translation of assets and liabilities in foreign currencies	198,645
9,678,253

Net realized and unrealized gain (loss)	(3,220,802)

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,996,432

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$70,217,234	$136,769,092
Net realized gain (loss)	(12,899,055)	(77,996,337)
Change in net unrealized appreciation (depreciation)	9,678,253	235,033,512
Net increase (decrease) in net assets resulting from operations	66,996,432	293,806,267

Distributions to Shareholders
From earnings:
Investor Class	(8,967,054)	(9,255,870)
I Class	(4,913,386)	(4,749,501)
Y Class	(2,510,911)	(2,415,070)
A Class	(31,512)	(32,399)
C Class	(1,119)	(2,772)
R Class	(4,445)	(3,325)
R5 Class	(89,177)	(155,833)
R6 Class	(171,980)	(188,465)
G Class	(75,357,414)	(81,644,781)
Decrease in net assets from distributions	(92,046,998)	(98,448,016)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(314,225,291)	516,224,826

Net increase (decrease) in net assets	(339,275,857)	711,583,077

Net Assets
Beginning of period	3,229,339,796	2,517,756,719
End of period	$2,890,063,939	$3,229,339,796

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.00%(1)
(1)Effective annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $1,752,560,379, of which $602,323,570 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $1,999,108,709, of which $508,271,642 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	459,558	$4,027,896	11,642,038	$100,142,761
Issued in reinvestment of distributions	1,035,002	8,964,012	1,074,300	9,254,857
Redeemed	(2,059,932)	(17,876,955)	(2,634,939)	(22,740,003)
	(565,372)	(4,885,047)	10,081,399	86,657,615
I Class
Sold	810,742	7,100,574	2,436,201	21,093,197
Issued in reinvestment of distributions	565,045	4,912,713	549,368	4,748,144
Redeemed	(1,251,264)	(10,873,474)	(1,905,943)	(16,619,619)
	124,523	1,139,813	1,079,626	9,221,722
Y Class
Sold	1,478,551	12,945,457	5,260,089	45,669,134
Issued in reinvestment of distributions	288,406	2,510,391	279,120	2,415,070
Redeemed	(1,604,514)	(14,060,353)	(1,615,581)	(14,071,641)
	162,443	1,395,495	3,923,628	34,012,563
A Class
Sold	12,435	107,221	23,941	205,859
Issued in reinvestment of distributions	3,616	31,113	3,746	32,054
Redeemed	(22,543)	(195,221)	(24,594)	(210,440)
	(6,492)	(56,887)	3,093	27,473
C Class
Sold	—	—	1,799	15,069
Issued in reinvestment of distributions	133	1,119	326	2,736
Redeemed	(3,038)	(25,822)	(14,024)	(116,998)
	(2,905)	(24,703)	(11,899)	(99,193)
R Class
Sold	15,871	135,746	20,087	170,503
Issued in reinvestment of distributions	520	4,445	392	3,325
Redeemed	(2,434)	(20,995)	(11,789)	(100,280)
	13,957	119,196	8,690	73,548
R5 Class
Sold	2	9	728	6,384
Issued in reinvestment of distributions	10,244	89,177	18,047	155,833
Redeemed	(571,297)	(4,982,380)	(91,968)	(794,513)
	(561,051)	(4,893,194)	(73,193)	(632,296)
R6 Class
Sold	91,461	797,468	197,161	1,709,096
Issued in reinvestment of distributions	19,802	171,980	21,832	188,465
Redeemed	(173,222)	(1,515,619)	(202,624)	(1,748,815)
	(61,959)	(546,171)	16,369	148,746
G Class
Sold	8,711,034	76,921,989	82,649,973	716,847,635
Issued in reinvestment of distributions	8,654,994	75,357,414	9,436,747	81,644,781
Redeemed	(52,554,921)	(458,753,196)	(47,219,846)	(411,677,768)
	(35,188,893)	(306,473,793)	44,866,874	386,814,648
Net increase (decrease)	(36,085,749)	$(314,225,291)	59,894,587	$516,224,826

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$842,102,401	—
U.S. Government Agency Mortgage-Backed Securities	—	634,063,840	—
Sovereign Governments and Agencies	—	611,742,189	—
Collateralized Mortgage Obligations	—	268,950,276	—
Convertible Preferred Securities	—	250,960,567	—
Preferred Securities	—	73,994,315	—
Collateralized Loan Obligations	—	73,391,796	—
Asset-Backed Securities	—	65,328,562	—
Commercial Mortgage-Backed Securities	—	64,320,797	—
U.S. Treasury Securities	—	28,398,588	—
Municipal Securities	—	11,179,313	—
Exchange-Traded Funds	$8,674,925	—	—
U.S. Government Agency Securities	—	2,276,393	—
Bank Loan Obligations	—	1,818,587	—
Short-Term Investments	3,013,220	197,648,163	—
	$11,688,145	$3,126,175,787	—
Other Financial Instruments
Futures Contracts	$2,461,271	$5,209,620	—
Swap Agreements	—	5,418,097	—
Forward Foreign Currency Exchange Contracts	—	1,274,693	—
	$2,461,271	$11,902,410	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,908,170	$915,957	—
Forward Foreign Currency Exchange Contracts	—	26,342,695	—
	$5,908,170	$27,258,652	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $115,037,652.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,150,400,566.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $671,183,879 futures contracts purchased and $407,428,739 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $6,269.

Value of Derivative Instruments as of April 30, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$253,384
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,274,693	Unrealized depreciation on forward foreign currency exchange contracts	26,342,695
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,431,223	Payable for variation margin on futures contracts*	786,904
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	260
		$2,705,916		$27,383,243
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(5,227,734)	Change in net unrealized appreciation (depreciation) on swap agreements	$3,146,811
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	39,726,986	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(53,808,542)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(15,382,851)	Change in net unrealized appreciation (depreciation) on futures contracts	11,791,499
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	421	Change in net unrealized appreciation (depreciation) on swap agreements	(145)
		$19,116,822		$(38,870,377)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,173,210,463
Gross tax appreciation of investments	$58,282,715
Gross tax depreciation of investments	(93,629,246)
Net tax appreciation (depreciation) of investments	$(35,346,531)

As of October 31, 2024, the fund had accumulated short-term capital losses of $(87,293,127) and accumulated long-term capital losses of $(167,568,779), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$8.76	0.17	—(4)	0.17	(0.22)	—	(0.22)	$8.71	1.93%	0.85%	0.85%	4.00%	4.00%	59%	$358,099
2024	$8.18	0.31	0.49	0.80	(0.22)	—	(0.22)	$8.76	9.83%	0.85%	0.85%	3.59%	3.59%	103%	$365,036
2023	$8.67	0.25	(0.24)	0.01	(0.50)	—	(0.50)	$8.18	0.03%	0.81%	0.84%	2.96%	2.93%	83%	$258,405
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
I Class
2025(3)	$8.79	0.18	(0.01)	0.17	(0.22)	—	(0.22)	$8.74	2.00%	0.75%	0.75%	4.10%	4.10%	59%	$190,964
2024	$8.21	0.32	0.49	0.81	(0.23)	—	(0.23)	$8.79	9.87%	0.75%	0.75%	3.69%	3.69%	103%	$190,966
2023	$8.70	0.28	(0.26)	0.02	(0.51)	—	(0.51)	$8.21	0.13%	0.71%	0.74%	3.06%	3.03%	83%	$169,387
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(4)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
Y Class
2025(3)	$8.81	0.18	—(4)	0.18	(0.23)	—	(0.23)	$8.76	2.08%	0.65%	0.65%	4.20%	4.20%	59%	$96,868
2024	$8.22	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.81	10.07%	0.65%	0.65%	3.79%	3.79%	103%	$96,014
2023	$8.71	0.27	(0.24)	0.03	(0.52)	—	(0.52)	$8.22	0.23%	0.61%	0.64%	3.16%	3.13%	83%	$57,340
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
A Class
2025(3)	$8.69	0.16	—(4)	0.16	(0.20)	—	(0.20)	$8.65	1.87%	1.10%	1.10%	3.75%	3.75%	59%	$1,360
2024	$8.12	0.29	0.48	0.77	(0.20)	—	(0.20)	$8.69	9.57%	1.10%	1.10%	3.34%	3.34%	103%	$1,423
2023	$8.62	0.23	(0.25)	(0.02)	(0.48)	—	(0.48)	$8.12	(0.34)%	1.06%	1.09%	2.71%	2.68%	83%	$1,305
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$8.49	0.13	(0.01)	0.12	(0.15)	—	(0.15)	$8.46	1.42%	1.85%	1.85%	3.00%	3.00%	59%	$63
2024	$7.95	0.21	0.48	0.69	(0.15)	—	(0.15)	$8.49	8.76%	1.85%	1.85%	2.59%	2.59%	103%	$88
2023	$8.46	0.16	(0.23)	(0.07)	(0.44)	—	(0.44)	$7.95	(1.01)%	1.81%	1.84%	1.96%	1.93%	83%	$177
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708
R Class
2025(3)	$8.63	0.15	(0.01)	0.14	(0.18)	—	(0.18)	$8.59	1.68%	1.35%	1.35%	3.50%	3.50%	59%	$326
2024	$8.07	0.27	0.48	0.75	(0.19)	—	(0.19)	$8.63	9.30%	1.35%	1.35%	3.09%	3.09%	103%	$207
2023	$8.56	0.20	(0.23)	(0.03)	(0.46)	—	(0.46)	$8.07	(0.47)%	1.31%	1.34%	2.46%	2.43%	83%	$123
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
R5 Class
2025(3)	$8.79	0.18	(0.01)	0.17	(0.23)	—	(0.23)	$8.73	1.97%	0.65%	0.65%	4.20%	4.20%	59%	$595
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.09%	0.65%	0.65%	3.79%	3.79%	103%	$5,529
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.12%	0.61%	0.64%	3.16%	3.13%	83%	$5,760
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
R6 Class
2025(3)	$8.79	0.18	—(4)	0.18	(0.23)	—	(0.23)	$8.74	2.12%	0.60%	0.60%	4.25%	4.25%	59%	$6,488
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.13%	0.60%	0.60%	3.84%	3.84%	103%	$7,073
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.17%	0.56%	0.59%	3.21%	3.18%	83%	$6,465
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025(3)	$8.83	0.21	(0.01)	0.20	(0.27)	—	(0.27)	$8.76	2.34%	0.02%	0.60%	4.83%	4.25%	59%	$2,235,300
2024	$8.22	0.38	0.50	0.88	(0.27)	—	(0.27)	$8.83	10.83%	0.02%	0.60%	4.42%	3.84%	103%	$2,563,003
2023	$8.72	0.32	(0.25)	0.07	(0.57)	—	(0.57)	$8.22	0.72%	0.01%	0.59%	3.76%	3.18%	83%	$2,018,795
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2506

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 27, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2025